Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 18, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	POLYONE CORP
Entity Central Index Key	0001122976
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 1,127,110,420
Entity Common Stock, Shares Outstanding		89,520,537

Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales	$ 2,860.8	$ 2,709.4	$ 2,506.2
Cost of sales	2,329.7	2,280.1	2,096.1
Gross margin	531.1	429.3	410.1
Selling and administrative expense	417	378.3	292.9
Income related to previously owned equity affiliates	23.4	152	42
Operating income	137.5	203	159.2
Interest expense, net	(50.8)	(33.7)	(31.5)
Premium on early extinguishment of long-term debt	0	(0.9)	(29.5)
Other (expense) income, net	(3.4)	0.5	(2.4)
Income from continuing operations, before income taxes	83.3	168.9	95.8
Income tax (expense) benefit	(30.1)	(15.5)	56.7
Net income from continuing oeprations	53.2	153.4	152.5
Income from discontinued operations, net of income taxes	18.6	19.2	10.1
Net income	71.8	172.6	162.6
Less: Net loss attributable to noncontrolling interests	0.1	0	0
Net income attributable to PolyOne common shareholders	$ 71.9	$ 172.6	$ 162.6
Earnings per share attributable to PolyOne common shareholders - basic:
Continuing operations	$ 0.6	$ 1.66	$ 1.64
Discontinued operations	$ 0.21	$ 0.21	$ 0.11
Total	$ 0.81	$ 1.87	$ 1.75
Earnings per share attributable to PolyOne common shareholders - diluted:
Continuing operations	$ 0.59	$ 1.63	$ 1.59
Discontinued operations	$ 0.21	$ 0.21	$ 0.1
Total	$ 0.8	$ 1.84	$ 1.69
Cash dividends declared per share (in dollars per share)	$ 0.2	$ 0.16	$ 0
Weighted-average number of common shares outstanding:
Basic (in dollars per share)	89.1	92.2	93.1
Diluted (in dollars per share)	89.8	94.3	96

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 71.8	$ 172.6	$ 162.6
Other comprehensive loss:
Translation adjustments	1.1	(9)	(4.3)
Amortization of prior service credits, net of tax of $6.5 - 2012, $6.5 - 2011, and $7.3 - 2010	(10.9)	(10.8)	(9.3)
Total other comprehensive loss	(9.8)	(19.8)	(13.6)
Total comprehensive income	62	152.8	149
Less: Comprehensive loss attributable to noncontrolling interests	0.1	0	0
Comprehensive income attributable to PolyOne common shareholders	$ 62.1	$ 152.8	$ 149

Consolidated Statements of Comprehensive Income (parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Amortization of prior service costs tax	$ 6.5	$ 6.5	$ 7.3

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 210		$ 191.9
Accounts receivable, net	313.9		310
Inventories, net	244.4		234.8
Assets Held-for-sale	39.3		43.6
Other current assets	81.1		83.4
Total current assets	888.7		863.7
Property, net	385.8		374.6
Goodwill	405.5		395.5
Other intangible assets, net	340		341.9
Other non-current assets	108		102.4
Total assets	2,128		2,078.1
Current liabilities:
Short-term debt and current portion of long-term debt	3.8	[1]	3	[1]
Accounts payable	296.1		276.6
Liabilities Held-for-sale	18		21.8
Accrued expenses and other liabilities	141.9		141.2
Total current liabilities	459.8		442.6
Long-term debt	703.1	[1]	704	[1]
Post-retirement benefits other than pensions	17		18.9
Pension benefits	182.8		203.6
Other non-current liabilities	133.9		120.7
Total non-current liabilities	1,036.8		1,047.2
Shareholders��� equity
Preferred stock, 40.0 shares authorized, no shares issued	0		0
Common Shares, $0.01 par, 400.0 shares authorized, 122.2 shares issued	1.2		1.2
Additional paid-in capital	1,016.1		1,042.7
Accumulated deficit	(13)		(84.9)
Common shares held in treasury, at cost, 32.7 shares in 2012 and 33.4 shares in 2011	(364.1)		(369.4)
Accumulated other comprehensive loss	(11.1)		(1.3)
Total PolyOne shareholders' equity	629.1		588.3
Noncontrolling interest	2.3		0
Total equity	631.4		588.3
Total liabilities and equity	$ 2,128		$ 2,078.1

[1]	Book values include unamortized discounts, where applicable.

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, authorized	40,000,000	40,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	400,000,000	400,000,000
Common stock, issued	122,200,000	122,200,000
Treasury stock, shares	32,700,000	33,400,000

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 71.8	$ 172.6	$ 162.6
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and Amortization	69.8	57.5	55.2
Deferred income tax provision (benefit)	13.4	3.6	(69)
Premium on early extinguishment of long-term debt	0	0.9	27.8
Provision for doubtful accounts	0.3	2	2.5
Stock compensation expense	10.4	5.4	4.4
Income related to previously owned equity affiliates	(23.4)	(152)	(42)
Dividends and distributions received	0	6	24.2
Changes in assets and liabilities, net of acquisitions:
Decrease (increase) in accounts receivable	1.2	7.3	(20.2)
(Increase) decrease in inventories	(3)	8	(27.4)
Increase in accounts payable	16.8	11.2	36.6
(Decrease) increase in pension and other post-retirement benefits	(41.7)	30.2	(38)
(Decrease) increase in accrued expenses and other assets and liabilities	(8.7)	(80.2)	24.1
Net cash provided by operating activities	106.9	72.5	140.8
Investing activities
Capital expenditures	(57.4)	(54.1)	(39.5)
Business acquisitions, net of cash acquired	(33.8)	(508.4)	(3.3)
Proceeds from sale of investment in equity affiliates and other assets	18.9	140	41.1
Net cash used in investing activities	(72.3)	(422.5)	(1.7)
Financing activities
Change in short-term and current portion of long-term debt	0.8	0	(0.4)
Issuance of long-term debt, net of discounts and debt issuance costs	0	285.5	353.6
Repayment of long-term debt	(3)	(42.9)	(317.1)
Purchase of common shares	(15.9)	(73.6)	0
Premium on early extinguishment of long-term debt	0	(0.9)	(27.8)
Cash dividends paid	(16.9)	(11.1)	0
Proceeds from the exercise of stock options	15.1	6.9	7.4
Proceeds from noncontrolling interests	2.4	0	0
Net cash (used) provided by financing activities	(17.5)	163.9	15.7
Effect of exchange rate changes on cash	1	(0.1)	0.6
Increase (decrease) in cash and cash equivalents	18.1	(186.2)	155.4
Cash and cash equivalents at beginning of year	191.9	378.1	222.7
Cash and cash equivalents at end of year	$ 210	$ 191.9	$ 378.1

Consolidated Statements Of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Total PolyOne shareholders' equity	Common Shares	Common Shares Held in Treasury	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests
Balance at beginning of period at Dec. 31, 2009	$ 357.7	$ 357.7	$ 1.2	$ (321)	$ 1,065.5	$ (420.1)	$ 32.1	$ 0
Balance at beginning of period, shares at Dec. 31, 2009			122.2
Balance at beginning of period, treasury shares at Dec. 31, 2009				(29.7)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	162.6	162.6				162.6
Other comprehensive income	(13.6)	(13.6)					(13.6)
Stock-based compensation and exercise of awards	9.3	9.3		15.4	(6.1)
Stock-based compensation and exercise of awards, shares				1.4
Balance at end of period at Dec. 31, 2010	516	516	1.2	(305.6)	1,059.4	(257.5)	18.5	0
Balance at end of period, shares at Dec. 31, 2010			122.2
Balance at end of period, treasury shares at Dec. 31, 2010				(28.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	172.6	172.6				172.6
Other comprehensive income	(19.8)	(19.8)					(19.8)
Cash dividends declared	(14.6)	(14.6)			(14.6)
Repurchase of common shares	(73.6)	(73.6)		(73.6)
Repurchase of common shares, shares				(6)
Stock-based compensation and exercise of awards	7.7	7.7		9.8	(2.1)
Stock-based compensation and exercise of awards, shares				0.9
Balance at end of period at Dec. 31, 2011	588.3	588.3	1.2	(369.4)	1,042.7	(84.9)	(1.3)	0
Balance at end of period, shares at Dec. 31, 2011			122.2
Balance at end of period, treasury shares at Dec. 31, 2011	(33.4)			(33.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	71.8	71.9				71.9		(0.1)
Other comprehensive income	(9.8)	(9.8)					(9.8)
Proceeds from noncontrolling interests	2.4							2.4
Cash dividends declared	(17.8)	(17.8)			(17.8)
Repurchase of common shares	(15.9)	(15.9)		(15.9)
Repurchase of common shares, shares				(1.2)
Stock-based compensation and exercise of awards	12.4	12.4		21.2	(8.8)
Stock-based compensation and exercise of awards, shares	0.3			1.9
Balance at end of period at Dec. 31, 2012	$ 631.4	$ 629.1	$ 1.2	$ (364.1)	$ 1,016.1	$ (13)	$ (11.1)	$ 2.3
Balance at end of period, shares at Dec. 31, 2012			122.2
Balance at end of period, treasury shares at Dec. 31, 2012	(32.7)			(32.7)

Description Of Business And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description Of Business And Summary Of Significant Accounting Policies
Description of Business
We are a premier provider of specialized polymer materials, services and solutions with operations in specialty polymer formulations, color and additive systems, plastic sheet and packaging solutions, and polymer distribution. We are also a highly specialized developer and manufacturer of performance enhancing additives, liquid colorants, and fluoropolymer and silicone colorants. Headquartered in Avon Lake, Ohio, we have employees at manufacturing sites and distribution facilities in North America, South America, Europe and Asia. We provide value to our customers through our ability to link our knowledge of polymers and formulation technology with our manufacturing and supply chain to provide value added solutions to designers, assemblers and processors of plastics (our customers). When used in this Annual Report on Form 10-K, the terms “we,” “us,” “our” and the “Company” mean PolyOne Corporation and its subsidiaries.
Our operations are located primarily in the United States, Europe, Canada, Mexico, Asia and Brazil. Our operations are reported in four reportable segments: Global Specialty Engineered Materials; Global Color, Additives and Inks; Performance Products and Solutions; and PolyOne Distribution. See Note 16, Segment Information, for more information.
Discontinued Operations and Resegmentation Retrospectively Applied
On March 25, 2013, PolyOne entered into an agreement to sell its vinyl dispersion, blending and suspension resin assets (Resin Business) to Mexichem Specialty Resins Inc. (Mexichem), a wholly-owned subsidiary of Mexichem, S.A.B. de C.V., for $250.0 million cash consideration. As a result of the announced sale of our Resin Business, PolyOne has removed this business from the Performance Products and Solutions segment and classified its assets and liabilities as held-for-sale and classified its operating results, net of income taxes, as discontinued operations for all periods presented in its Quarterly Report on Form 10-Q for the periods ended March 31, 2013 and June 30, 2013. The accompanying consolidated balance sheets of the Company as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, shareholders' equity and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the consolidated financial statements have been retrospectively revised to reflect the classification of our Resin Business assets and liabilities as held-for-sale and its operating results, net of tax, as discontinued operations. See Note 2, Discontinued Operations for further information.
Additionally, our Specialty Coatings business, which was previously included in the Performance Products and Solutions segment, will now be included within the Global Color, Additives and Inks segment. Historical segment information within the notes to the consolidated financial statements has been retrospectively adjusted to reflect these changes. See Note 16, Segment Information for further information.
Consolidation and Basis of Presentation
The consolidated financial statements include the accounts of PolyOne and its subsidiaries. All majority-owned affiliates over which we have control are consolidated. Investments in affiliates and joint ventures in which our ownership is 50% or less, or in which we do not have control but have the ability to exercise significant influence over operating and financial policies, were accounted for under the equity method prior to their disposition (see Note 20, Financial Information of Previously Owned Equity Affiliates. Transactions with related parties, including joint ventures, are in the ordinary course of business.
On March 25, 2013, the Company agreed to sell its Resin Business to Mexichem. As a result, PolyOne retrospectively classified the Resin Business assets and liabilities as held-for-sale for periods prior to disposition in the accompanying Consolidated Balance Sheets and has retrospectively classified the Resin Business operating results as discontinued operations, net of income taxes, in the accompanying Consolidated Statements of Income for all periods presented.
Reclassifications
Certain reclassifications of the prior period amounts and presentation have been made to conform to the presentation for the current period.

Use of Estimates
Preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions in certain circumstances that affect amounts reported in the accompanying consolidated financial statements and notes. Actual results could differ from these estimates.
Cash and Cash Equivalents
We consider all highly liquid investments purchased with a maturity of less than three months to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value.
Allowance for Doubtful Accounts
We evaluate the collectability of receivables based on a combination of factors. We regularly analyze significant customer accounts and, when we become aware of a specific customer’s inability to meet its financial obligations to us, such as in the case of a bankruptcy filing or deterioration in the customer’s operating results or financial position, we record a specific allowance for bad debt to reduce the related receivable to the amount we reasonably believe is collectible. We also record bad debt allowances for all other customers based on a variety of factors including the length of time the receivables are past due, the financial health of the customer, economic conditions and historical experience. In estimating the allowances, we take into consideration the existence of credit insurance. If circumstances related to specific customers change, our estimates of the recoverability of receivables could be adjusted further. Accounts receivable balances are written off against the allowance for doubtful accounts after a final determination of uncollectability has been made.
Inventories
Inventories are stated at the lower of cost or market using the first-in, first-out (FIFO) method.
Long-lived Assets
Property, plant and equipment is carried at cost, net of depreciation and amortization that is computed using the straight-line method over the estimated useful lives of the assets, which ranges from 3 to 15 years for machinery and equipment and up to 40 years for buildings. Computer software is amortized over periods not exceeding 10 years. Property, plant and equipment is generally depreciated on accelerated methods for income tax purposes. We expense repair and maintenance costs as incurred. We capitalize replacements and betterments that increase the estimated useful life of an asset. We capitalize interest expense on major construction and development projects while in progress.
We retain fully depreciated assets in property and accumulated depreciation accounts until we remove them from service. In the case of sale, retirement or disposal, the asset cost and related accumulated depreciation balance is removed from the respective account, and the resulting net amount, less any proceeds, is included as a component of income from continuing operations in the accompanying Consolidated Statements of Income.
We account for operating leases under the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 840, Leases.
Finite-lived intangible assets, which consist primarily of customer relationships, sales contracts, patents and technology are amortized over their estimated useful lives. The remaining useful lives range up to 24 years.
We assess the recoverability of long-lived assets whenever events or changes in circumstances indicate that we may not be able to recover the assets’ carrying amount. We measure the recoverability of assets to be held and used by a comparison of the carrying amount of the asset to the expected future undiscounted cash flows associated with the asset. We measure the amount of impairment of long-lived assets as the amount by which the carrying value of the asset exceeds the fair value of the asset, which is generally determined based on projected discounted future cash flows or appraised values.
Goodwill and Indefinite Lived Intangible Assets
Goodwill is the excess of the purchase price paid over the fair value of the net assets of the acquired business. Goodwill is tested for impairment at the reporting unit level. Our reporting units have been identified at the operating segment level, or in some cases, one level below the operating segment level. Goodwill is allocated to the reporting units based on the estimated fair value at the date of acquisition.
Our annual measurement date for testing impairment of goodwill and other indefinite-lived intangibles, including in-process research and development, is October 1st. We completed our testing of impairment as of October 1, noting no impairment in 2012, 2011 or 2010. The future occurrence of a potential indicator of impairment would require an interim assessment for some or all of the reporting units prior to the next required annual assessment on October 1, 2013. Refer to Note 19, Fair Value, for further discussion of our approach for assessing fair value of goodwill.
Litigation Reserves
FASB ASC Topic 450, Contingencies, requires that we accrue for loss contingencies associated with outstanding litigation, claims and assessments for which management has determined it is probable that a loss contingency exists and the amount of loss can be reasonably estimated. We record expense associated with professional fees related to litigation claims and assessments as incurred.
Derivative Financial Instruments
FASB ASC Topic 815, Derivative and Hedging, requires that all derivative financial instruments, such as foreign exchange contracts, be recognized in the financial statements and measured at fair value, regardless of the purpose or intent in holding them.
We are exposed to foreign currency changes in the normal course of business. We have established policies and procedures that manage this exposure through the use of financial instruments. By policy, we do not enter into these instruments for trading purposes or speculation. These instruments are not designated as hedges and, as a result, are adjusted to fair value, with the resulting gains and losses recognized in the accompanying Consolidated Statements of Income immediately. See Note 18, Derivative Instruments, for more information.
Pension and Other Post-retirement Plans
We account for our pensions and other post-retirement benefits in accordance with FASB ASC Topic 715, Compensation — Retirement Benefits. This standard requires us to (1) recognize the funded status of the benefit plans in our Consolidated Balance Sheet, (2) recognize, as a component of other comprehensive income or net periodic benefit cost, the gains or losses and prior service costs or credits that arise during the period, (3) measure defined benefit plan assets and obligations as of December 31 and (4) disclose additional information in the notes to the consolidated financial statements about certain effects on net periodic benefit costs for the next fiscal year that arise from delayed recognition of prior service costs or credits and transition assets or obligations. Finally, we immediately recognize actuarial gains and losses, after consideration of inventory capitalization, in our operating results in the year in which the gains or losses occur. Refer to Note 12, Employee Benefit Plans, for more information.
Accumulated Other Comprehensive Loss
Changes in accumulated other comprehensive loss in 2012, 2011 and 2010 were as follows:

(In millions)	Cumulative Translation Adjustment	Pension and other post-retirement benefits	Unrealized gain in available-for-sale securities	Total
Balance at January 1, 2010	$(4.3)	$36.2	$0.2	$32.1
Translation adjustments	(4.3)	—	—	(4.3)
Prior service credits recognized during the year, net of tax of $7.3	—	(9.3)	—	(9.3)
Balance at December 31, 2010	(8.6)	26.9	0.2	18.5
Translation adjustments	(9.0)	—	—	(9.0)
Prior service credits recognized during the year, net of tax of $6.5	—	(10.8)	—	(10.8)
Balance at December 31, 2011	(17.6)	16.1	0.2	(1.3)
Translation adjustments	1.1	—	—	1.1
Prior service credits recognized during the year, net of tax of $6.5	—	(10.9)	—	(10.9)
Balance at December 31, 2012	$(16.5)	$5.2	$0.2	$(11.1)

Fair Value of Financial Instruments
FASB ASC Topic 820, Fair Value Measurements and Disclosures, requires disclosures of the fair value of financial instruments. The estimated fair values of financial instruments were principally based on market prices where such prices were available and, where unavailable, fair values were estimated based on market prices of similar instruments. See Note 18, Derivative Instruments, for further discussion.

Foreign Currency Translation
Revenues and expenses are translated at average currency exchange rates during the related period. Assets and liabilities of foreign subsidiaries are translated using the exchange rate at the end of the period. The resulting translation adjustments are recorded as accumulated other comprehensive income or loss. Gains and losses resulting from foreign currency transactions, including intercompany transactions that are not considered permanent investments, are included in other income (expense), net in the accompanying Consolidated Statements of Income.
Revenue Recognition
We recognize revenue when the revenue is realized or realizable and has been earned. We recognize revenue when a firm sales agreement is in place, shipment has occurred and collectability is reasonably assured.
Shipping and Handling Costs
Shipping and handling costs are included in cost of sales.
Research and Development Expense
Research and development costs from continuing operations, which were $41.3 million in 2012, $36.4 million in 2011 and $33.3 million in 2010, are charged to expense as incurred.
Environmental Costs
We expense costs that are associated with managing hazardous substances and pollution in ongoing operations on a current basis. Costs associated with the remediation of environmental contamination are accrued when it becomes probable that a liability has been incurred and our proportionate share of the cost can be reasonably estimated.
Equity Affiliates
We account for our investments in equity affiliates under FASB ASC Topic 323, Investments — Equity Method and Joint Ventures. We recognize our proportionate share of the income of equity affiliates. As of December 31, 2012 and 2011, we have no equity investments.
Share-Based Compensation
We account for share-based compensation under the provisions of FASB ASC Topic 718, Compensation — Stock Compensation, which requires us to estimate the fair value of share-based awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the accompanying Consolidated Statements of Income. As of December 31, 2012, we had one active share-based employee compensation plan, which is described more fully in Note 15, Share-based Compensation.
Income Taxes
Deferred tax liabilities and assets are determined based upon the differences between the financial reporting and tax basis of assets and liabilities and are measured using the tax rate and laws currently in effect. In accordance with FASB ASC Topic 740, Income Taxes, we evaluate our deferred income taxes to determine whether a valuation allowance should be established against the deferred tax assets or whether the valuation allowance should be reduced based on consideration of all available evidence, both positive and negative, using a “more likely than not” standard.

Discontinued Operations Discontinued Operations	3 Months Ended
Jun. 30, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Note 2 — DISCONTINUED OPERATIONS
On May 30, 2013, PolyOne sold its Resin Business to Mexichem for $250.0 million cash consideration, subject to a working capital adjustment that is expected to be finalized in the third quarter of 2013. This sale resulted in the recognition of a preliminary pre-tax gain of $223.6 million ($138.2 million net of tax) in the second quarter of 2013.
As a result of the announced sale on March 25, 2013, PolyOne retrospectively classified the Resin Business assets and liabilities as held-for-sale for periods prior to disposition in the accompanying Consolidated Balance Sheets and has retrospectively classified the Resin Business operating results as discontinued operations, net of income taxes, in the accompanying Consolidated Statements of Income for all periods presented. Previously, the Resin Business was included in the Performance Products and Solutions segment.
The Resin Business' sales, income before income taxes and net income were as follows:

	Year Ended December 31,
(In millions)	2012	2011	2010
Sales	$131.8	$154.1	$115.7
Income before income taxes	29.7	29.8	15.5
Income tax expense	(11.1)	(10.6)	(5.4)
Net income	$18.6	$19.2	$10.1

The following table summarizes the assets and liabilities of the Resin Business:

	December 31,
(In millions)	2012	2011
Assets:
Accounts receivable, net	$8.8	$11.0
Inventories, net	8.2	8.5
Property, net	21.7	23.0
Other assets	0.6	1.1
Assets held-for-sale	$39.3	$43.6

Liabilities:
Accounts payable	$15.8	$18.2
Accrued expenses	2.2	3.6
Liabilities held-for-sale	$18.0	$21.8

Employee Separation and Plant Phase-Out Costs	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Employee Separation and Plant Phase-Out Costs

During the second quarter of 2012, the Company undertook actions to realign production capacities and improve return on invested capital. These actions were primarily in response to weak demand in Europe. During 2012 these actions resulted in charges of $11.5 million related to plant closure costs and reductions in force. These costs are primarily recognized within Selling and administrative expense in our Consolidated Statement of Income and within Corporate and eliminations in our segment disclosures. Remaining future charges related to these actions are not expected to be material.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combinations

On December 19, 2012, PolyOne acquired all of the outstanding equity of Glasforms Inc. (Glasforms), a leading manufacturer of glass and carbon fiber reinforced polymers and advanced composite products, with 2012 annual sales of $51.1 million. The purchase marks PolyOne's entry into advanced composite technology, an adjacency consistent with the Company's strategy of providing specialty solutions that deliver high value to customers. The acquisition date fair value of the consideration transferred was $33.8 million, net of cash acquired of $1.2 million. Glasforms results have been reflected within our Consolidated Statement of Income and within our Global Specialty Engineered Materials Segment since the date of acquisition. On a preliminary basis, the acquisition resulted in goodwill of $10.0 million and $10.7 million of identifiable intangible assets. The purchase price allocation will be finalized during 2013 as we complete our assessment of reserves, obligations, and deferred taxes.
On October 23, 2012, PolyOne entered into a merger agreement pursuant to which PolyOne will acquire Spartech Corporation (Spartech), a supplier of sustainable plastic sheet, compounding, and packaging solutions, based in Clayton, Missouri. Spartech will expand PolyOne's specialty portfolio with adjacent technologies in attractive end markets where we already participate as well as new ones such as aerospace and security. By combining Spartech's leading market positions in sheet, rigid barrier packaging and specialty cast acrylics with PolyOne's capabilities, we believe we can accelerate growth. The proposed acquisition is expected to close during the first quarter of 2013, subject to the satisfaction of customary closing conditions, including the receipt of regulatory approvals and the approval of Spartech's stockholders. Pursuant to the terms of the merger agreement, at the effective time of the acquisition, each issued and outstanding share of Spartech common stock will be canceled and converted into the right to receive consideration equal to $2.67 in cash and 0.3167 of PolyOne common shares. The final purchase price is dependent on, among other items, Spartech's debt outstanding and the stock price of PolyOne at the time of close. Based on the closing stock price of PolyOne on January 18, 2013, we estimate the total purchase price to be approximately $438 million. We intend to finance the cash portion of the purchase price as well as the repayment of Spartech's outstanding senior notes and debt outstanding under its revolving credit facility, through a combination of cash on hand and new long-term debt.
In 2012, we incurred acquisition-related costs totaling of $3.9 million which have been included within selling and administrative expense in our Consolidated Statement of Income.
On December 21, 2011, PolyOne, pursuant to the terms of an Agreement and Plan of Merger (Merger Agreement) with ColorMatrix Group, Inc. and Audax ColorMatrix Holdings, LLC, acquired all of the equity of ColorMatrix Group, Inc. (ColorMatrix). ColorMatrix is a developer and manufacturer of performance enhancing, additives for plastic products, liquid colorants, and fluoropolymer and silicone colorants, and operates globally with research and development and production facilities in North America, South America, Europe, Asia and Africa. This acquisition reflects our strategy to expand our specialty business and our international presence.
The acquisition date fair value of the consideration transferred, which consisted solely of cash, was $486.1 million, net of cash acquired of $1.9 million and no assumed debt. PolyOne funded the purchase price with a combination of cash on hand and net proceeds of $285.5 million from our senior secured term loan, discussed in Note 6, Financing Arrangements. In 2011, we incurred approximately $3.3 million of acquisition costs related to this acquisition, which are included within selling and administrative expense in our Consolidated Statement of Income.
As required by FASB Accounting Standards Codification (ASC) Topic 805, Business Combinations, our Consolidated Balance Sheet at December 31, 2011 was retrospectively adjusted to reflect revisions made to the initial ColorMatrix purchase price allocation. The impact of the adjustments were not material to the 2011 Consolidated Statement of Income. The following table presents the initial allocation, adjustments to the initial purchase price allocation and the final recast purchase price allocation related to the ColorMatrix business.

(In millions)	Initial Allocation	Adjustments to Fair Value	Recast Allocation
Cash and cash equivalents	$1.9	$—	$1.9
Accounts receivables	30.7	—	30.7
Inventories	32.8	(1.9)	30.9
Other current assets	7.1	(1.4)	5.7
Property, net	25.4	4.0	29.4
Other non-current assets	1.3	(1.3)	—
Other intangible assets, net	276.0	(0.6)	275.4
Goodwill	225.8	(1.2)	224.6
Total assets acquired	601.0	(2.4)	598.6
Accounts payable	16.2	—	16.2
Accrued expenses and other liabilities	3.5	0.2	3.7
Other non-current liabilities	93.3	(2.6)	90.7
Total liabilities assumed	113.0	(2.4)	110.6
Net assets acquired	$488.0	$—	$488.0

The following pro forma information gives effect to PolyOne's acquisition of ColorMatrix as if the acquisition of ColorMatrix occurred on January 1, 2010 and ColorMatrix had been included in PolyOne's Consolidated Statements of Income for the years ended December 31, 2011 and 2010. ColorMatrix has been reflected in our 2012 Consolidated Statements of Income.

(Unaudited; in millions)	2011	2010
Net sales	$2,909.6	$2,695.6
Net income from continuing operations	156.5	157.7

The historical consolidated financial information of PolyOne and ColorMatrix has been adjusted in the pro forma information to give effect to adjustments that are: (1) directly related to the business combination; (2) factually supportable; and (3) expected to have a continuing impact on the combined results.
On October 6, 2011, we entered into an agreement with E.A. Juffali & Brothers Company Limited to form a joint venture that will enable PolyOne to expand its Global Color and Additives business into the Middle East. This joint venture is 51% owned by PolyOne and is based in Jeddah, Saudi Arabia. During 2012, funding of this joint venture occurred, construction of the manufacturing facility began and operations are expected to commence in the first half of 2013. The joint venture is reflected within our consolidated financial statements, including the noncontrolling interest.
On January 3, 2011, we acquired all outstanding shares of Uniplen, a leading Brazilian producer of specialty engineered materials and distributor of thermoplastics. The Uniplen transaction was completed for a cash purchase price of $21.8 million with a potential for further consideration payable over three years based on achieving certain performance metrics. This acquisition resulted in $6.3 million of goodwill and $2.8 million of identifiable intangible assets.
On October 1, 2010, we acquired all outstanding shares of Polimaster, a specialty color business in Brazil for a cash purchase price of $3.3 million paid at closing.

Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets

The total purchase price associated with acquisitions is allocated to the fair value of assets acquired and liabilities assumed based on their fair values at the acquisition date, with excess amounts recorded as goodwill. The acquisition of Glasforms resulted in preliminary goodwill of $10.0 million in 2012. The acquisition of ColorMatrix resulted in goodwill of $224.6 million being recorded in 2011 of which $40.7 million was deductible for tax purposes. The acquisition of Uniplen resulted in $6.3 million of goodwill being recorded in 2011.
Goodwill as of December 31, 2012 and 2011, and changes in the carrying amount of goodwill by segment was as follows:

(In millions)	Global Specialty Engineered Materials	Global Color, Additives and Inks	Performance Products and Solutions	PolyOne Distribution	Total
Goodwill, gross at January 1, 2011	$94.8	$88.6	$182.4	$1.6	$367.4
Accumulated impairment losses	(12.2)	(16.1)	(175.0)	—	(203.3)
Goodwill, net at January 1, 2011	82.6	72.5	7.4	1.6	164.1
Acquisitions of businesses	6.3	224.6	—	—	230.9
Currency translation and other adjustments	0.3	0.2	—	—	0.5
Balance at December 31, 2011	89.2	297.3	7.4	1.6	395.5
Acquisitions of businesses	10.0	0.6	—	—	10.6
Currency translation and other adjustments	(0.6)	—	—	—	(0.6)
Balance at December 31, 2012	$98.6	$297.9	$7.4	$1.6	$405.5

At December 31, 2012, PolyOne had $112.2 million of indefinite-lived other intangible assets that are not subject to amortization, consisting of a trade name of $33.2 million acquired as part of the 2008 acquisition of GLS Corporation (GLS), trade names of $63.1 million acquired as part of the acquisition of ColorMatrix and $15.9 million of in-process research and development (R&D) acquired as part of the ColorMatrix acquisition. Acquired IPR&D is accounted for as an indefinite-lived intangible asset until the project is complete. Upon completion, projects are reclassified to technology and amortized over their useful lives. IPR&D consists of two projects that we expect to complete during 2013.
Indefinite and finite-lived intangible assets consisted of the following:

	As of December 31, 2012
(In millions)	Acquisition Cost	Accumulated Amortization	Currency Translation	Net
Customer relationships	$173.1	$(25.7)	$0.5	$147.9
Sales contracts	11.4	(10.8)	—	0.6
Patents, technology and other	89.3	(10.1)	0.1	79.3
Indefinite-lived trade names	96.3	—	—	96.3
In-process research and development	15.9	—	—	15.9
Total	$386.0	$(46.6)	$0.6	$340.0

	As of December 31, 2011
(In millions)	Acquisition Cost	Accumulated Amortization	Currency Translation	Net
Customer relationships	$168.9	$(17.7)	$0.7	$151.9
Sales contracts	11.4	(10.8)	—	0.6
Patents, technology and other	82.0	(4.9)	0.1	77.2
Indefinite-lived trade names	96.3	—	—	96.3
In-process research and development	15.9	—	—	15.9
Total	$374.5	$(33.4)	$0.8	$341.9

Amortization of other finite-lived intangible assets for the years ended December 31, 2012, 2011 and 2010 was $13.2 million, $3.8 million and $3.7 million, respectively.
As of December 31, 2012, we expect amortization expense on finite-lived intangibles for the next five years as follows:

	2013	2014	2015	2016	2017
Expected amortization	$13.9	$13.8	$13.6	$13.6	$13.6

Financing Arrangements	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Financing Arrangements

Total debt as of December 31 consisted of the following:

(In millions)	December 31, 2012 (1)	December 31, 2011 (1)
7.500% debentures due 2015	$50.0	$50.0
Senior secured term loan due 2017	294.5	297.0
7.375% senior notes due 2020	360.0	360.0
Other debt	2.4	—
Total debt	$706.9	$707.0
Less short-term and current portion of long-term debt	3.8	3.0
Total long-term debt, net of current portion	$703.1	$704.0

(1) Book values include unamortized discounts, where applicable.
In connection with the proposed Spartech acquisition, on October 23, 2012, PolyOne obtained a commitment letter from Bank of America, N.A. and Merrill Lynch, Pierce, Fenner & Smith Incorporated, Wells Fargo Securities, LLC and WF Investment Holdings, LLC for a new $250 million Senior Unsecured Bridge Facility (the Bridge Loan). The Bridge Loan is available to PolyOne in one draw upon consummation of the acquisition subject to a 1.25% underwriting fee and a funding fee in the amount of 0.25% due on the funding date of the Bridge Loan and on each three month anniversary thereof (if PolyOne elects to draw upon the loan). The Bridge Loan has a one year term with a roll-over option (subject to a 1.75% roll-over fee) for which the Bridge Loan could convert into a Senior Secured Roll-Over Loan with a 10 year maturity. In lieu of drawing upon the Bridge Loan, we intend to obtain permanent long-term debt financing of at least $250 million prior to or upon closing of the Spartech acquisition. We expect to use these proceeds to finance part of the acquisition, pay fees and expenses incurred in connection with this acquisition and, among other things, to repay certain existing indebtedness (and any applicable premium) of Spartech. Finally, we are currently in discussions with various banks, whereby, contingent upon the close of the pending Spartech acquisition, we would increase our revolving credit facility by $100 million to a maximum availability of $400 million, with an additional $50 million accordion feature. However, we have not entered into any definitive agreement regarding such increase and there can be no assurance that we will do so.
In 2012, we incurred $3.1 million in debt financing fees related to the Bridge Loan, of which $1.3 million was expensed, and the remaining balance resides in Other current assets on the Consolidated Balance Sheets at December 31, 2012. The remaining balance is being amortized over the expected remaining life of the commitment.
On December 21, 2011, the Company entered into a senior secured term loan facility having an aggregate principal amount of $300.0 million. We used the net proceeds from the term loan to partially fund the acquisition of ColorMatrix. The term loan is recorded at par value less a discount, which is amortized over the life of the debt. The unamortized discount was $2.5 million and $3.0 million as of December 31, 2012 and 2011, respectively.
The interest rate per annum under the term loan is, at PolyOne’s option, either LIBOR (subject to a 1.25% floor) or a Prime rate, plus an applicable margin percentage. The applicable margin is variable based upon our leverage ratio being greater than 2.25x. The current LIBOR and Prime rate margin is 3.75% and 2.75%, respectively, per annum. The effective interest rate, including deferred financing costs, on the term loan was 5.7% during the years ended December 31, 2012 and 2011.
The obligations of PolyOne under the term loan are secured by a first lien on certain existing and future property and assets of PolyOne and certain of its U.S. subsidiaries, a 100% pledge of the voting capital stock of PolyOne’s U.S. subsidiaries, a 65% pledge of the voting capital stock of PolyOne’s direct foreign subsidiaries (subject to certain exceptions) and a second lien on U.S. accounts receivable and inventory. The term loan agreement contains customary covenants including various financial covenants. The financial covenants include an interest coverage ratio, a maximum leverage ratio, and maximum amount of capital expenditures. We were in compliance with all financial covenants as of December 31, 2012.
The term loan includes annual principal payments of $3.0 million, and the remaining balance matures on December 20, 2017. In addition, subject to certain thresholds and exceptions, PolyOne will be required to prepay the loans outstanding under the term loan with (i) net cash proceeds from non-ordinary course sales of property and assets of PolyOne or any of its subsidiaries, (ii) net cash proceeds from the issuance or incurrence of additional debt of PolyOne or any of its subsidiaries and (iii) a portion of the amount of its excess cash flow (as defined in the term loan agreement) in any fiscal year.
On December 21, 2011, we retired our accounts receivable facility that was set to mature in June 2012 and replaced it with a five-year senior secured revolving credit facility, which includes up to $300.0 million in revolving loans, subject to a borrowing base with advances against U.S. and Canadian accounts receivable and inventory. A portion of the revolving credit facility is available for letters of credit and swing line loans of up to $50.0 million. We have the option to increase the availability under the revolving credit facility to $350.0 million, subject to our meeting certain requirements and obtaining commitments for such increase.
The obligations of PolyOne and certain of its U.S. subsidiaries under the senior secured revolving credit facility are secured on a first priority basis by U.S. accounts receivable and inventory, and a second priority lien on the assets that secure the term loan facility. The obligations of PolyOne’s Canadian subsidiaries, which may be borrowers under the revolving credit facility, are secured by Canadian accounts receivable and inventory as well as the assets that secure the obligations of PolyOne and its U.S. subsidiaries. The interest rates per annum applicable to loans under the revolving credit facility will be, at PolyOne’s option, equal to either (i) a base rate or (ii) a LIBOR rate, for one-, two- or three-month interest periods, in each case plus an applicable margin percentage. The margin is variable based upon our quarterly excess availability. The current margin percentage is (i) 1.00% per annum in the case of base rate advances, and (ii) 2.00% per annum in the case of LIBOR rate advances.
The agreement governing the revolving credit facility contains customary covenants including maximum amount of capital expenditures and a financial covenant to maintain a minimum fixed charge coverage ratio of 1.1x, which only comes to effect when excess availability falls below 10% of the maximum credit. The revolving credit facility also requires the payment of an unused commitment fee per annum of 0.5% if the average daily balance is less than 50% of the maximum facility and 0.375% per annum if the average daily balance is equal to or greater than 50% of the maximum facility. As of December 31, 2012, we were in compliance with all covenants, there were no outstanding borrowings, and we had availability of $171.2 million under the revolving credit facility.
During 2011, we incurred $12.5 million in debt financing related fees. These costs are included in Other current and Other non-current assets and are being amortized over the life of their respective agreements.
In November 2011, we repurchased the aggregate principal of $22.9 million of our 8.875% senior notes due 2012 at a premium of $0.9 million.
In September 2010, we issued $360 million of senior unsecured notes at par that mature in September 2020 and bear interest at 7.375% per annum, payable semi-annually in arrears on March 15th and September 15th of each year. Deferred financing costs of $7.3 million from the issuance were initially included in Other non-current and other current assets and are being amortized over 10 years, the term of the senior unsecured notes. We used a portion of the net proceeds from the issuance of these notes to repurchase $257.1 million aggregate principal amount of our 8.875% senior notes due May 2012 at a premium of $25.7 million. The tender premium, $0.7 million of other debt extinguishment costs and the write-off of deferred note issuance costs of $1.7 million are shown within the Debt extinguishment costs line in our Consolidated Statement of Income.
In July 2010, we repaid $40 million of outstanding borrowings and terminated the related commitments under our $40 million unsecured revolving and letter of credit facility, which was scheduled to mature on March 20, 2011. Debt extinguishment costs of $1.4 million related to the early retirement of this debt are shown within the Debt extinguishment costs line in our Consolidated Statement of Income.
In February 2010, we repaid $20 million aggregate principal amount of our 6.52% medium-term notes.
Aggregate maturities of debt for the next five years and thereafter are as follows:

(In millions)
2013	$3.8
2014	3.0
2015	53.0
2016	3.0
2017	285.0
Thereafter	361.6
Aggregate maturities	709.4
Less: unamortized discounts	(2.5)
Total debt	$706.9

Included in Interest expense, net for the years ended December 31, 2012, 2011 and 2010 was interest income of $0.8 million, $0.7 million and $2.9 million, respectively. Total interest paid on long-term and short-term borrowings was $45.8 million in 2012, $32.0 million in 2011 and $30.3 million in 2010.

Leasing Arrangements	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leasing Arrangements

We lease certain manufacturing facilities, warehouse space, machinery and equipment, automobiles and railcars under operating leases. Rent expense from continuing operations was $20.2 million in 2012, $21.2 million in 2011 and $21.9 million in 2010.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable

Accounts receivable, net as of December 31 consist of the following:

(In millions)	2012	2011
Trade accounts receivable	$318.2	$314.8
Allowance for doubtful accounts	(4.3)	(4.8)
Accounts receivable, net	$313.9	$310.0

The following table details the changes in allowance for doubtful accounts:

(In millions)	2012	2011	2010
Balance at beginning of the year	$(4.8)	$(4.1)	$(5.9)
Provision for doubtful accounts	(0.2)	(2.0)	(2.5)
Accounts written off	0.4	1.0	4.1
Currency translation and other adjustments	0.3	0.3	0.2
Balance at end of year	$(4.3)	$(4.8)	$(4.1)

Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories

Components of Inventories, net are as follows:

(In millions)	December 31, 2012	December 31, 2011
At FIFO cost:
Finished products	$165.0	$151.4
Work in process	2.4	1.8
Raw materials and supplies	77.0	81.6
Inventories, net	$244.4	$234.8

Other Balance Sheet Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Balance Sheet Liabilities

Other liabilities at December 31, 2012 and 2011 consist of the following:

	Accrued expenses and other liabilities		Other non-current liabilities
	December 31,		December 31,
(In millions)	2012	2011	2012	2011
Employment costs	$81.5	$79.4	$22.7	$21.7
Environmental	10.8	12.0	64.6	64.2
Taxes	17.2	18.7	31.8	21.3
Pension and other post-employment benefits	5.9	7.3	—	—
Accrued interest	8.0	8.3	—	—
Other	18.5	15.5	14.8	13.5
Total	$141.9	$141.2	$133.9	$120.7

Property	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property	Depreciation expense from continuing operations was $52.6 million in 2012, $49.4 million in 2011 and $47.0 million in 2010.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Employee Benefit Plans

We immediately recognize mark-to-market actuarial gains and losses, after consideration of inventory capitalization, in our operating results in the year in which the gains or losses occur. These gains and losses are generally only measured annually as of December 31 and, accordingly, are recorded during the fourth quarter of each year. In the fourth quarter of 2012, we recognized a pre-tax charge of $42.0 million related to the actuarial losses during the year. We recognized a pre-tax charge of $83.8 million and a $9.6 million pre-tax gain in the fourth quarter of 2011 and 2010, respectively.
We have several pension plans; however, as of December 31, 2012, only certain foreign plans accrue benefits. The plans generally provide benefit payments using a formula that is based upon employee compensation and length of service. All U.S. defined benefit pension plans are frozen, no longer accrue benefits and are closed to new participants.
We sponsor several unfunded defined benefit post-retirement plans that provide subsidized health care and life insurance benefits to certain retirees and a closed group of eligible employees. In 2009, we adopted changes to our U.S. post-retirement healthcare plan whereby, effective January 1, 2010, the plan, for certain eligible retirees, was discontinued, and benefits were phased out through December 31, 2012. When this plan change was recognized in 2009, prior service cost amortization was calculated to fully amortize the prior service cost by the end of 2012, consistent with the period of continued benefits. As a result, the prior service costs associated with the 2009 change is now fully amortized. Only certain employees hired prior to December 31, 1999 are eligible to participate in our subsidized post-retirement health care and life insurance plans.
The following tables present the change in benefit obligation, change in plan assets and components of funded status for defined benefit pension and post-retirement health care benefit plans. Actuarial assumptions that were used are also included.

	Pension Benefits		Health Care Benefits
(In millions)	2012	2011	2012	2011
Change in benefit obligation:
Projected benefit obligation — beginning of year	$543.5	$514.4	$21.9	$23.2
Service cost	1.5	1.6	—	—
Interest cost	27.2	28.3	0.8	1.0
Actuarial loss (gain)	63.4	38.4	(2.0)	0.4
Participant contributions	—	—	0.5	0.8
Benefits paid	(39.8)	(38.7)	(2.7)	(3.3)
Other	1.4	(0.5)	0.4	(0.2)
Projected benefit obligation — end of year	$597.2	$543.5	$18.9	$21.9
Projected salary increases	2.8	2.6	—	—
Accumulated benefit obligation	$594.4	$540.9	$18.9	$21.9
Change in plan assets:
Plan assets — beginning of year	$335.6	$354.6	$—	$—
Actual return on plan assets	46.9	(15.9)	—	—
Company contributions	66.8	35.6	2.0	2.5
Plan participants’ contributions	—	—	0.5	0.8
Benefits paid	(39.8)	(38.7)	(2.7)	(3.3)
Other	0.9	—	0.2	—
Plan assets — end of year	410.4	335.6	—	—
Under-funded status at end of year	$(186.8)	$(207.9)	$(18.9)	$(21.9)

Amounts included in the accompanying Consolidated Balance Sheets are as follows:

	Pension Benefits		Health Care Benefits
(In millions)	2012	2011	2012	2011
Accrued expenses and other liabilities	$4.0	$4.3	$1.9	$3.0
Other non-current liabilities	182.8	203.6	17.0	18.9

Change in accumulated other comprehensive loss before tax:

	Pension Benefits		Health Care Benefits
(In millions)	2012	2011	2012	2011
Prior year	$0.3	$0.5	$(17.4)	$(34.9)
Prior service (cost) credit recognized during year	—	(0.2)	17.4	17.4
Other adjustments	—	—	—	0.1
Current year	$0.3	$0.3	$—	$(17.4)

As of December 31, 2012 and 2011, we had plans with total projected and accumulated benefit obligations in excess of the related plan assets as follows:

	Pension Benefits		Health Care Benefits
(In millions)	2012	2011	2012	2011
Projected benefit obligation	$596.4	$542.8	$18.9	$21.9
Accumulated benefit obligation	593.6	540.3	18.9	21.9
Fair value of plan assets	409.6	334.9	—	—

Weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Health Care Benefits
	2012	2011	2012	2011
Discount rate	4.12%	5.11%	3.71%	4.51%
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	N/A	N/A	7.39%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	N/A	N/A	4.63%	5.00%
Year that the rate reaches the ultimate trend rate	N/A	N/A	2025	2019

Assumed health care cost trend rates have an effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following impact:

(In millions)	One Percentage Point Increase	One Percentage Point Decrease
Effect on total of service and interest cost	$0.1	$(0.1)
Effect on post-retirement benefit obligation	1.3	(1.1)

The following table summarizes the components of net period benefit cost or gain that was recognized during each of the years in the three-year period ended December 31, 2012. Actuarial assumptions that were used are also included.

	Pension Benefits			Health Care Benefits
(In millions)	2012	2011	2010	2012	2011	2010
Components of net periodic benefit costs (gains):
Service cost	$1.5	$1.6	$1.6	$—	$—	$—
Interest cost	27.2	28.3	29.7	0.8	1.0	1.2
Expected return on plan assets	(27.6)	(29.2)	(26.2)	—	—	—
Amortization of prior service cost	—	0.2	0.8	(17.4)	(17.4)	(17.4)
Mark-to-market actuarial net losses (gains)	44.0	83.4	10.6	(2.0)	0.4	(1.0)
Other	—	—	—	—	—	0.2
Net periodic benefit cost (gain)	$45.1	$84.3	$16.5	$(18.6)	$(16.0)	$(17.0)

Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Benefits			Health Care Benefits
	2012	2011	2010	2012	2011	2010
Discount rate	5.11%	5.71%	6.17%	4.66%	5.07%	5.61%
Expected long-term return on plan assets	8.43%	8.50%	8.50%	—	—	—
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	N/A	N/A	N/A	8.35%	8.50%	9.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	N/A	N/A	N/A	2019	2018	2016

The expected long-term rate of return on pension assets was determined after considering the historical experience of long-term asset returns by asset category, the expected investment portfolio mix and estimated future long-term investment returns.
Our pension asset investment strategy is to diversify the asset portfolio among and within asset categories to enhance the portfolio’s risk-adjusted return. Our portfolio asset mix considers the duration of plan liabilities, historical and expected returns of the asset investments, and the funded status of the plan. The pension asset allocation is reviewed and actively managed based on the funded status of the plan and current yield environment. As the funded status of the plan increases, the asset allocation is adjusted to decrease the level of risk and match the duration of plan liabilities with the duration of the invested assets. Based on the current funded status of the plan, our pension asset investment allocation guidelines are to invest 50% to 75% in equity securities, 15% to 35% in fixed income securities, and 0% to 10% in alternative investments and cash. These alternative investments may include funds of multiple asset investment strategies and funds of hedge funds.
The fair values of pension plan assets at December 31, 2012 and 2011, by asset category, are as follows:

	Fair Value of Plan Assets at December 31, 2012				Fair Value of Plan Assets at December 31, 2011
(In millions)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset category
Cash	$3.4	$—	$—	$3.4	$4.5	$—	$—	$4.5
Common collective trusts	—	44.9	—	44.9	—	12.2	—	12.2
Large-cap equity	43.2	51.1	—	94.3	27.0	17.0	—	44.0
Mid-cap equity	42.3	—	—	42.3	36.4	—	—	36.4
Small-cap equity	39.8	—	—	39.8	34.1	—	—	34.1
International equity	80.6	—	—	80.6	61.4	54.2	—	115.6
Fixed-income funds	39.3	—	—	39.3	24.4	—	—	24.4
Multi-asset mutual fund	32.6	—	—	32.6	32.4	—	—	32.4
Floating rate income funds	33.2	—	—	33.2	32.0	—	—	32.0
Totals	$314.4	$96.0	$—	$410.4	$252.2	$83.4	$—	$335.6

Large cap equity funds invest primarily in U.S. publicly-traded equity securities of companies with a market capitalization typically in excess of $10 billion with a focus on growth or value. Mid cap equity funds invest primarily in U.S. publicly-traded equity securities of companies with a market capitalization typically greater than $2 billion but less than $10 billion with a focus on growth or value. Small cap equity funds invest primarily in U.S. publicly-traded equity securities of companies with a market capitalization typically less than $2 billion with a focus on growth or value. International equity funds invest in publicly-traded equity securities of companies domiciled in the United States, developed international countries, and emerging markets typically with a market capitalization greater than $2 billion with a focus on growth or value and are invested across the capitalization spectrum. Fixed income funds invest primarily in investment grade fixed income securities. The multi-asset mutual fund strategy is based on a diverse range of investments including, but not limited to, investment grade and high yield bonds, international and emerging market bonds, inflation-indexed bonds, equities and commodities. The floating rate income fund strategy is to invest primarily in a diversified portfolio of first and second lien high-yield senior floating rate loans and other floating rate debt securities. The common collective trust fund invests primarily in cash and other short-term investments, and is used as a temporary investment for our contributions to the pension plans until the contributions are allocated to other investments according to our investment strategy. During December 2012, we made pension contributions totaling $40.0 million, which remained in the common collective trust fund at December 31, 2012, as such contributions had not been allocated by year end.
The fair value of the common collective trust fund is based on the net asset value per share of the fund, which is based on the fair market value of the underlying fund's assets. Level 2 investments included within large cap equity are commingled trusts and are valued using a net asset value per share that is based on quoted market prices and/or other market data for the same or comparable instruments and transactions of the underlying equity investments. Level 2 investments within international equity are valued at net asset value per share of the funds based on audited financial statements of the funds where available, with adjustments to account for partnership activity and other applicable valuation adjustments. All other investments are Level 1 and are valued based on quoted market prices.
The estimated future benefit payments for our pension and health care plans are as follows:

(In millions)	Pension Benefits	Health Care Benefits	Medicare Part D Subsidy
2013	$38.5	$1.9	$0.1
2014	38.5	1.9	0.1
2015	39.4	1.8	0.1
2016	39.1	1.8	0.1
2017	39.3	1.7	0.1
2018 through 2022	198.8	7.2	0.4

We currently estimate that 2013 employer contributions will be approximately $75 million to all qualified and non-qualified pension plans, which is $50 million above the minimum required contributions, and $2 million to all health care benefit plans.
We sponsor a voluntary retirement savings plan (RSP). Under the provisions of this plan, eligible employees receive defined Company contributions of 2% of their eligible earnings, plus they are also eligible for Company matching contributions based on the first 6% of their eligible earnings contributed to the plan. In addition, we may make discretionary contributions to this plan for eligible employees based on a specific percentage of each employee’s compensation. Following are our contributions to the RSP:

(In millions)	2012	2011	2010
Retirement savings match	$7.6	$7.1	$6.2
Retirement benefit contribution	3.8	3.9	3.6
Total contributions	$11.4	$11.0	$9.8

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies

Environmental — We have been notified by U.S. federal and state environmental agencies and by private parties that we may be a potentially responsible party (PRP) in connection with the investigation and remediation of a number of environmental waste disposal sites. While government agencies frequently assert that PRPs are jointly and severally liable at these sites, in our experience, interim and final allocations of liability costs are generally made based on the relative contribution of waste. We believe that our potential continuing liability with respect to these sites will not have a material adverse effect on our consolidated financial position, results of operations or cash flows. In addition, we initiate corrective and preventive environmental projects of our own to ensure safe and lawful activities at our operations. We believe that compliance with current governmental regulations at all levels will not have a material adverse effect on our financial condition.
In September 2007, we were informed of rulings by the United States District Court for the Western District of Kentucky on several pending motions in the case of Westlake Vinyls, Inc. v. Goodrich Corporation, et al., which had been pending since 2003. The Court held that PolyOne must pay the remediation costs at the former Goodrich Corporation (now Westlake Vinyls, Inc.) Calvert City facility, together with certain defense costs of Goodrich Corporation. The rulings also provided that PolyOne can seek indemnification for contamination attributable to Westlake Vinyls.
The environmental obligation at the site arose as a result of an agreement by our predecessor, The Geon Company, at the time of its spin-off from Goodrich Corporation in 1993, to indemnify Goodrich Corporation for environmental costs at the site. Neither PolyOne nor The Geon Company ever owned or operated the facility. Following the Court rulings, the parties to the litigation entered into settlement negotiations and agreed to settle all claims regarding past environmental costs incurred at the site. These same Court rulings and the settlement agreement provide a mechanism to allocate future remediation costs at the Calvert City facility to Westlake Vinyls, Inc. We will adjust our environmental reserve in the future, consistent with any such future allocation of costs.
A remedial investigation and feasibility study is currently underway at Calvert City. We expect to complete this study by the end of 2013. As of December 31, 2012, we cannot reasonably estimate an adjustment or determine if an adjustment is required to our current reserves because the remediation alternatives and concurrence of regulatory authorities have not yet advanced to a stage where a reasonable estimate can be made.
Based on estimates prepared by our environmental engineers and consultants, we had accruals totaling $75.4 million and $76.2 million as of December 31, 2012 and 2011, respectively, for probable future environmental expenditures relating to previously contaminated sites. These accruals are undiscounted and included in Accrued expenses and other liabilities and Other non-current liabilities on the accompanying Consolidated Balance Sheets. The accruals represent our best estimate of the remaining probable remediation costs, based upon information and technology that is currently available and our view of the most likely remedy. Depending upon the results of future testing, completion and results of the remedial investigation and feasibility study, the ultimate remediation alternatives undertaken, changes in regulations, new information, newly discovered conditions and other factors, it is reasonably possible that we could incur additional costs in excess of the amount accrued at December 31, 2012. However, such additional costs, if any, cannot be currently estimated. Our estimate of this liability may be revised as new regulations or technologies are developed or additional information is obtained. These remediation costs are expected to be paid over the next 30 years.
The following table details the changes in the environmental accrued liabilities:

(In millions)	2012	2011	2010
Balance at beginning of the year	$76.2	$87.4	$81.7
Environmental remediation expenses	12.8	9.7	20.5
Cash payments	(13.7)	(20.8)	(15.1)
Currency translation and other adjustments	0.1	(0.1)	0.3
Balance at end of year	$75.4	$76.2	$87.4

Included in Cost of sales in the accompanying Consolidated Statements of Income are reimbursements of previously incurred environmental costs of less than $0.1 million, $3.3 million and $16.7 million in 2012, 2011, and 2010, respectively.
Litigation related to the pending Spartech acquisition — Five purported class action lawsuits have been filed by alleged Spartech stockholders. Two purported class actions have been filed in the Circuit Court of St. Louis County, Missouri against Spartech, its directors, PolyOne, Merger Sub, and Merger LLC concerning the proposed acquisition of Spartech by PolyOne through its wholly-owned subsidiaries Merger Sub and Merger LLC, which are referred to collectively as the Missouri Stockholder Actions. The Missouri Stockholder Actions have been consolidated and allege, among other things, that the directors of Spartech have breached their fiduciary duties owed to stockholders by approving the proposed acquisition of Spartech by PolyOne. The Missouri Stockholder Actions further allege that PolyOne, Merger Sub, and Merger LLC have aided and abetted the directors of Spartech in breaching their fiduciary duties. Among other things, the Missouri Stockholder Actions seek to enjoin the acquisition. PolyOne, Spartech and their directors believe that these lawsuits and the underlying claims are without merit and intend to vigorously defend them. At this point, the Company cannot reasonably estimate a possible range of loss, if any.
Two purported class action lawsuits have also been filed in Delaware Chancery Court, which are referred to as the Delaware Stockholder Actions. One of the Delaware Stockholder Actions, Gross v. Spartech et. al., has been filed against Spartech, its directors, PolyOne, Merger Sub and Merger LLC. The other Delaware Stockholder Action, Pill v. Spartech et. al., has been filed against Spartech and its directors. The Delaware Stockholder Actions allege, among other things, that the directors of Spartech have breached their fiduciary duties owed to stockholders by approving the proposed acquisition of Spartech by PolyOne. Gross v. Spartech et. al. also alleges that PolyOne, Merger Sub, and Merger LLC have aided and abetted the directors of Spartech in breaching their fiduciary duties. Among other things, the Delaware Stockholder Actions seek to enjoin the acquisition. PolyOne, Spartech and their directors believe these lawsuits and the underlying claims are without merit and intend to vigorously defend them. At this point, the Company cannot reasonably estimate a possible range of loss, if any.
One purported class action lawsuit has been filed in the Federal District Court for the Eastern District of Missouri, which is referred to as the Missouri Federal Action. Styled Faulkner v. Holt et al., filed against Spartech, the Spartech Directors individually, PolyOne Corporation, Merger Sub and Merger LLC. This suit alleges violations of Section 14(a) of the Exchange Act and Rule 14a-9 promulgated thereunder, breach of fiduciary duties by the Spartech Directors, and aiding and abetting claims against PolyOne Corporation, Merger Sub and Merger LLC.  This lawsuit seeks, inter alia  to enjoin the acquisition, a declaration that the Registration Statement on Form S-4 filed by PolyOne does not comply with Section 14(a) of the Exchange Act and Rule 14a-9 thereunder, and an accounting for profits from the individuals allegedly profiting from any fiduciary duty breach. PolyOne, Spartech and their directors believe that these lawsuits and the underlying claims are without merit and intend to vigorously defend them. At this point, the Company cannot reasonably estimate a possible range of loss, if any.
Other Litigation — We are involved in various pending or threatened claims, lawsuits and administrative proceedings, all arising from the ordinary course of business concerning commercial, product liability, employment and environmental matters that seek remedies or damages. We believe that the probability is remote that losses in excess of the amounts we have accrued could be materially adverse to our financial position, results of operations or cash flows.
Guarantees — On February 28, 2011, we sold our 50% equity interest in SunBelt to Olin for $132.3 million in cash and the assumption by Olin of the obligations under our guarantee of senior secured notes issued by SunBelt of $42.7 million at the time of sale, $30.5 million as of December 31, 2012. Until the guarantee is formally assigned to Olin, we remain obligated under the guarantee, although Olin has agreed to indemnify us for amounts that we may be obligated to pay under the guarantee.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit) [Abstract]
Income Taxes

Income from continuing operations before income taxes is summarized below based on the geographic location of the operation to which such earnings are attributable. Certain foreign operations are branches of PolyOne and are, therefore, subject to United States as well as foreign income tax regulations. As a result, pre-tax income by location and the components of income tax expense by taxing jurisdiction are not directly related.
Income before income taxes for the periods ended December 31, 2012, 2011 and 2010 consists of the following:

(In millions)	2012	2011	2010
Domestic	$46.2	$120.2	$46.3
Foreign	37.1	48.7	49.5
Income from continuing operations, before income taxes	$83.3	$168.9	$95.8

A summary of income tax (expense) benefit from continuing operations for the periods ended December 31, 2012, 2011 and 2010 is as follows:

(In millions)	2012	2011	2010
Current:
Federal	$(1.7)	$3.1	$(4.8)
State	(0.9)	(1.2)	(0.8)
Foreign	(14.7)	(14.1)	(11.5)
Total current	$(17.3)	$(12.2)	$(17.1)
Deferred:
Federal	$(15.8)	$(18.8)	$75.6
State	0.1	13.9	4.8
Foreign	2.9	1.6	(6.6)
Total deferred	(12.8)	(3.3)	73.8
Total tax (expense) benefit	$(30.1)	$(15.5)	$56.7

The principal items accounting for the difference in income taxes computed at the U.S. statutory rate for the periods ended December 31, 2012, 2011 and 2010 are as follows:

(In millions)	2012	2011	2010
Computed tax expense at 35% of income before income taxes	$(29.2)	$(59.1)	$(33.5)
State tax, net of federal benefit	(1.3)	(2.2)	(3.2)
Differences in rates of foreign operations	3.3	3.9	1.3
Changes in valuation allowances	(0.9)	13.0	106.4
Impact of foreign dividends	—	—	(11.5)
Tax benefits associated with O’Sullivan Engineered Films	—	29.5	—
Recognition of uncertain tax positions	0.1	(4.5)	(2.0)
Other, net	(2.1)	3.9	(0.8)
Income tax (expense) benefit	$(30.1)	$(15.5)	$56.7

In 2011, we recognized income tax expense primarily related to the sale of our SunBelt joint venture offset by a tax benefit associated with our divested investment in O'Sullivan Engineered Films, Inc. We also recognized a tax benefit related to a reduction in deferred tax valuation allowances related to various state and foreign deferred tax assets of $13.0 million.
In 2010, we recognized a $107.1 million tax benefit as a result of reversal of valuation allowances. This amount is comprised of a $32.1 million utilization of net operating loss carryforwards and a $75.0 million reversal associated with our determination that it is more likely than not that the deferred tax assets will be realized.
Components of our deferred tax liabilities and assets as of December 31, 2012 and 2011 were as follows:

(In millions)	2012	2011
Deferred tax liabilities:
Tax over book depreciation	$36.6	$39.3
Intangibles	97.8	97.5
Other, net	8.4	10.2
Total deferred tax liabilities	$142.8	$147.0
Deferred tax assets:
Post-retirement benefits other than pensions	$6.3	$7.3
Employment cost and pension	71.6	72.8
Environmental	25.5	25.9
Net operating loss carryforwards	20.0	25.3
State taxes	20.3	21.1
Other, net	9.6	13.6
Total deferred tax assets	$153.3	$166.0
Tax valuation allowance	(18.9)	(18.4)
Net deferred tax (liabilities) assets	$(8.4)	$0.6

As of December 31, 2012, we have combined state net operating loss carryforwards of $313.9 million that expire at various dates from 2013 through 2032. Various foreign subsidiaries have net operating loss carryforwards totaling $72.0 million that expire at various dates from 2013 through 2022. We have provided valuation allowances of $15.2 million against certain foreign and state loss carryforwards.
No provision has been made for income taxes on undistributed earnings of consolidated non-U.S. subsidiaries of $228 million at December 31, 2012 since it is our intention to indefinitely reinvest undistributed earnings of our foreign subsidiaries. It is not practicable to estimate the additional income taxes and applicable foreign withholding taxes that would be payable on the remittance of such undistributed earnings.
We made worldwide income tax payments of $30.8 million and received refunds of $13.0 million in 2012. We made worldwide income tax payments of $32.6 million and $9.5 million in 2011 and 2010, respectively, and received refunds of $1.0 million and $7.7 million in 2011 and 2010, respectively.
The Company records provisions for uncertain tax provisions in accordance with ASC Topic 740, which clarified the accounting for income taxes by prescribing the minimum recognition threshold that a tax position is required to meet before being recognized in the financial statements. As of December 31, 2012, we have a $14.5 million liability for uncertain tax positions. We recognize interest and penalties related to uncertain tax positions in the provision for income taxes. As of December 31, 2012, 2011 and 2010 we had accrued $2.3 million, $1.5 million, and $0.9 million of interest and penalties, respectively.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Unrecognized Tax Benefits
(In millions)	2012	2011	2010
Balance as of January 1	$15.1	$9.9	$8.1
Additions based on tax positions related to the current year	0.2	4.5	1.6
Additions for tax positions of prior years	—	1.3	1.0
Reductions for tax positions of prior years	(0.4)	(0.6)	—
Settlements and other	(0.4)	—	(0.8)
Balance as of December 31	$14.5	$15.1	$9.9

We are no longer subject to U.S. income tax examinations for periods preceding 2007 and, with limited exceptions, for periods preceding 2004 for both foreign and state and local tax examinations.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

Share-based compensation cost is based on the value of the portion of share-based payment awards that are ultimately expected to vest during the period. Share-based compensation cost recognized in the accompanying Consolidated Statements of Income for the years ended December 31, 2012, 2011 and 2010 includes compensation cost for share-based payment awards based on the grant date fair value estimated in accordance with the provision of FASB ASC Topic 718, Compensation — Stock Compensation. Because share-based compensation expense recognized in the accompanying Consolidated Statements of Income for the years ended December 31, 2012, 2011 and 2010 is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. We estimate forfeitures at the time of grant and revise that estimate, if necessary, in subsequent periods if actual forfeitures differ from those estimates.
Equity and Performance Incentive Plans
On May 12, 2010, our shareholders approved the PolyOne Corporation 2010 Equity and Performance Incentive Plan (2010 EPIP). The 2010 EPIP provides for the award of a variety of share-based compensation alternatives, including non-qualified stock options, incentive stock options, restricted stock, restricted stock units (RSUs), performance shares, performance units and stock appreciation rights (SARs). On May 9, 2012 our shareholders approved an amendment to this plan whereby, among other provisions, a total of 5.0 million common shares (a 2.0 million increase from the amount authorized in May of 2010) are reserved for grant under the 2010 EPIP. It is anticipated that all share-based grants and awards that are earned and exercised will be issued from PolyOne common shares that are held in treasury.
Share-based compensation is included in Selling and administrative expense in the accompanying Consolidated Statements of Income. A summary of compensation expense by type of award follows:

(In millions)	2012	2011	2010
Stock appreciation rights	$5.1	$2.3	$1.9
Restricted stock units	5.3	3.1	2.5
Total share-based compensation	$10.4	$5.4	$4.4

Stock Appreciation Rights
During the years ended December 31, 2012, 2011 and 2010, the total number of SARs granted were 783,100, 539,300 and 793,200, respectively. Awards granted in 2012 vest in one-third increments annually over a three year service period and upon the achievement of certain stock price targets. Awards granted in 2011 and 2010 vest in one-third increments annually over a 3-year service period. Outstanding SARs have contractual terms ranging from seven to ten years from the date of the grant.
The SARs granted during 2012 were valued using a Monte Carlo simulation method as the vesting is dependent on the achievement of certain stock price targets.These SARs have time and market-based vesting conditions but vest no earlier than their three year graded vesting schedule. As of December 31, 2012, all market conditions were met. Exercises are assumed to occur between vesting and maturity and the resulting expected term is an output from the Monte Carlo simulation valuation model. The expected volatility was determined based on the average weekly volatility for our common shares for the contractual life of the awards. The expected dividend assumption was determined based upon PolyOne's actual dividend yield at the time of grant. The risk-free rate of return was based on available yields on U.S. Treasury bills of the same duration as the contractual life of the awards. Forfeitures were estimated at 3% per year based on our historical experience.
The SARs granted during 2011 and 2010 were valued using the Black-Scholes method as the awards only have time-based vesting requirements. The expected term of SARs granted was determined based on the “simplified method” described in Staff Accounting Bulletin (SAB) Topic 14.D.2, which is permitted if historical exercise experience is not sufficient. The expected volatility was determined based on the average weekly volatility for our common shares for the expected term of the awards. Expected dividend is determined based upon the declared dividend yield at the time the SAR is granted. The risk-free rate of return was based on available yields on U.S. Treasury bills of the same duration as the expected option term. Forfeitures were estimated at 3% per year based on our historical experience.
The following is a summary of the weighted average assumptions related to the grants issued during 2012, 2011 and 2010:

	2012	2011	2010
Expected volatility (weighted-average)	53.0%	56.0%	58.0%
Expected dividends	1.37%	—%	—%
Expected term (in years)	8.0	6.0	4.5
Risk-free rate	2.05%	2.86%	2.26%
Value of SARs granted	$6.92	$8.12	$3.90

A summary of SAR activity for 2012 is presented below:

Stock Appreciation Rights (Shares in thousands, dollars in millions, except per share data)	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2012	3,734	$7.15	4.24	$18.1
Granted	783	14.55
Exercised	(2,353)	5.79
Forfeited or expired	(67)	11.21
Outstanding as of December 31, 2012	2,097	$11.31	6.58	$19.2

Vested and exercisable as of December 31, 2012	743	$7.50	4.08	$9.8

The total intrinsic value of SARs exercised during 2012 was $25.5 million. The total intrinsic value of SARs exercised during 2011 was $8.0 million and during 2010 was $8.9 million. As of December 31, 2012, there was $4.0 million of total unrecognized compensation cost related to SARs, which is expected to be recognized over the weighted average remaining vesting period of 18 months.
Restricted Stock Units
Restricted Stock Units (RSUs) represent contingent rights to receive one common share at a future date provided certain vesting criteria are met.
During the years ended December 31, 2012, 2011 and 2010, the total number of RSUs granted were 591,300, 336,300 and 510,700, respectively. These RSUs, which vest over a 3-year service period, were granted to executives and other key employees. Compensation expense is measured on the grant date using the quoted market price of our common shares and is recognized on a straight-line basis over the requisite service period.
As of December 31, 2012, 1.3 million RSUs remain unvested with a weighted-average grant date fair value of $12.29. Unrecognized compensation cost for RSUs at December 31, 2012 was $7.1 million, which is expected to be recognized over the weighted average remaining vesting period of 15 months.
Stock Options
Our incentive stock plans previously provided for the award or grant of options to purchase our common shares. Options were granted in 2004 and prior years. During 2012, 0.3 million options were exercised and less than 0.1 million remain outstanding as of December 31, 2012. The total intrinsic value of stock options that were exercised during 2012, 2011 and 2010 was $1.5 million, $1.1 million and $1.8 million, respectively. Cash received during 2012, 2011 and 2010 for the exercise of stock options was $2.7 million, $1.7 million and $7.4 million, respectively.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information

A segment is a component of an enterprise whose operating results are regularly reviewed by the enterprise’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.
Operating income is the primary measure that is reported to the chief operating decision maker for purposes of allocating resources to the segments and assessing their performance. Operating income at the segment level does not include: corporate general and administrative expenses that are not allocated to segments; intersegment sales and profit eliminations; charges related to specific strategic initiatives such as the consolidation of operations; restructuring activities, including employee separation costs resulting from personnel reduction programs, plant closure and phase-out costs; executive separation agreements; share-based compensation costs; asset impairments; environmental remediation costs and other liabilities for facilities no longer owned or closed in prior years; gains and losses on the divestiture of joint ventures and equity investments; actuarial gains and losses associated with our pension and other post-retirement benefit plans; discontinued operations; and certain other items that are not included in the measure of segment profit or loss that is reported to and reviewed by the chief operating decision maker. These costs are included in Corporate and eliminations.
Segment assets are primarily customer receivables, inventories, net property, plant and equipment, and goodwill. Intersegment sales are generally accounted for at prices that approximate those for similar transactions with unaffiliated customers. Corporate and eliminations includes cash, retained assets and liabilities of discontinued operations, and other unallocated corporate assets and liabilities. The accounting policies of each segment are consistent with those described in Note 1, Description of Business and Summary of Significant Accounting Policies.
As a result of the announced sale of our Resin Business on March 25, 2013, this business has been removed from the Performance Products and Solutions segment and classified its assets and liabilities as held-for-sale and classified its operating results, net of income taxes, as discontinued operations for all periods presented. Additionally, our Specialty Coatings business, which was previously included in the Performance Products and Solutions segment, is now included within the Global Color, Additives and Inks segment.
The following is a description of each of our four reportable segments and SunBelt, a previously reportable segment that was sold on February 28, 2011.
Global Specialty Engineered Materials
Global Specialty Engineered Materials is a leading provider of custom plastic formulations, compounding services and solutions for processors of thermoplastic materials across a wide variety of markets and end-use applications. Our product portfolio, which we believe to be one of the most diverse in our industry, includes standard and custom formulated high-performance polymer compounds that are manufactured using thermoplastic compounds and elastomers, which are then combined with advanced polymer additive, reinforcement, filler, colorant and/or biomaterial technologies. Our compounding expertise enables us to expand the performance range and structural properties of traditional engineering-grade thermoplastic resins. Global Specialty Engineered Materials has plants, sales and service facilities located throughout North America, Europe, Asia and South America. Our product development and application reach is further enhanced by the capabilities of our Engineered Materials Solutions Centers in the United States, Germany, and China, which produce and evaluate prototype and sample parts to help assess end-use performance and guide product development. Our manufacturing capabilities are targeted at meeting our customers’ demand for speed, flexibility and critical quality.
On December 19, 2012, the Company acquired Glasforms, a leading manufacturer of glass and carbon fiber reinforced polymers and advanced composite products. Glasforms results are included within the Global Specialty Engineered Materials segment from the date of the acquisition.
Global Color, Additives and Inks
Global Color, Additives and Inks is a leading provider of specialized custom color and additive concentrates in solid and liquid form for thermoplastics, dispersions for thermosets, as well as specialty inks, plastisols and vinyl slush molding solutions. Color and additive solutions include an innovative array of colors, special effects and performance-enhancing and eco-friendly solutions. When combined with a base resin, our solutions help customers achieve differentiated specialized colors and effects targeted at the demands of today’s highly design-oriented consumer and industrial end markets. Our additive concentrates encompass a wide variety of performance and process enhancing characteristics and are commonly categorized by the function that they perform, such as UV stabilization, anti-static, chemical blowing, antioxidant and lubricant, and processing enhancement. Our colorant and additives concentrates are used in a broad range of plastics, including those used in medical and pharmaceutical devices, food packaging, personal care and cosmetics, transportation, building products, and wire and cable markets. We also provide custom-formulated liquid systems that meet a variety of customer needs and chemistries, including vinyl, natural rubber and latex, polyurethane and silicone. Products include proprietary inks and latexes for diversified markets including recreational and athletic apparel, construction and filtration, outdoor furniture and healthcare. Our liquid polymer coatings and additives are largely based on vinyl and are used in a variety of markets including building and construction, consumer, healthcare, industrial, packaging, textiles, appliances, transportation, and wire and cable. Global Color, Additives and Inks has plants, sales and service facilities located throughout North America, Europe, Asia and South America.
On December 21, 2011, the Company completed the acquisition of all of the outstanding equity interests of ColorMatrix for $486.1 million, net of cash acquired. ColorMatrix is highly specialized developer and manufacturer of performance enhancing additives, liquid colorants, and fluoropolymer and silicone colorants. On October 1, 2010, we acquired Polimaster, further extending our global capabilities to South America. Finally, prior to the disposition on November 30, 2010, we had a 50% interest in BayOne, a joint venture between PolyOne and Bayer Corporation, which sells liquid polyurethane systems into many of the same markets. The equity earnings from BayOne are included in Global Color, Additives and Inks’ results.
Performance Products and Solutions
Performance Products and Solutions includes our industry leading Geon Performance Materials business unit. This business offers an array of products and services for vinyl molding and extrusion processors in North America and Asia, although the Geon name carries strong brand recognition globally. Geon Performance Materials' products are sold to manufacturers of plastic parts and consumer-oriented products. We also offer a wide range of services including materials testing and component analysis, custom compound development, colorant and additive services, design assistance, structural analysis, process simulations and extruder screw design. Vinyl is utilized across a broad range of applications in building and construction, wire and cable, consumer and recreation, transportation, packaging and healthcare. This segment also includes our Producer Services business unit, which offers contract manufacturing services to resin producers and polymer marketers. As a strategic and integrated supply chain partner, Producer Services offers resin producers a way to develop custom products for niche markets by using our process technology expertise and multiple manufacturing platforms.
PolyOne Distribution
Our PolyOne Distribution business distributes more than 3,500 grades of engineering and commodity grade resins, including PolyOne-produced compounds, to the North American, South America and Asia markets. These products are sold to over 6,000 custom injection molders and extruders who, in turn, convert them into plastic parts that are sold to end-users in a wide range of industries. Representing over 20 major suppliers, we offer our customers a broad product portfolio, just-in-time delivery from multiple stocking locations and local technical support.
Financial information by reportable segment is as follows:

Year Ended December 31, 2012 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization (1)	Capital Expenditures (1a)	Total Assets
Global Specialty Engineered Materials	$504.9	$38.7	$543.6	$47.0	$14.3	$12.9	$396.6
Global Color, Additives and Inks	776.1	2.1	778.2	75.3	32.9	28.2	901.7
Performance Products and Solutions	554.9	75.4	630.3	38.8	13.7	4.6	205.4
PolyOne Distribution	1,024.9	5.4	1,030.3	66.0	0.7	0.6	212.9
Corporate and eliminations	—	(121.6)	(121.6)	(89.6)	4.2	8.5	411.4
Total	$2,860.8	$—	$2,860.8	$137.5	$65.8	$54.8	$2,128.0
(1) Excludes $4.0 million of depreciation expense associated with the Resin Business.
(1a) Excludes $2.6 million of capital expenditures associated with the Resin Business.

Year Ended December 31, 2011 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization (2)	Capital Expenditures (2a)	Total Assets
Global Specialty Engineered Materials	$540.2	$34.9	$575.1	$45.9	$14.8	$9.2	$349.7
Global Color, Additives and Inks	615.0	2.7	617.7	50.2	19.6	14.9	927.1
Performance Products and Solutions	562.1	77.0	639.1	27.7	15.0	12.7	222.5
PolyOne Distribution	992.1	4.4	996.5	56.0	0.7	0.2	183.5
Corporate and eliminations	—	(119.0)	(119.0)	23.2	3.1	13.4	395.3
Total	$2,709.4	$—	$2,709.4	$203.0	$53.2	$50.4	$2,078.1
(2) Excludes $4.3 million of depreciation expense associated with the Resin Business.
(2a) Excludes $3.7 million of capital expenditures associated with the Resin Business.

Year Ended December 31, 2010 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization (3)	Capital Expenditures (3a)	Total Assets
Global Specialty Engineered Materials	$485.2	$32.2	$517.4	$49.7	$13.6	$7.4	$346.3
Global Color, Additives and Inks	588.5	3.3	591.8	42.5	16.7	17.2	355.6
Performance Products and Solutions	524.0	72.5	596.5	32.8	14.5	6.5	224.1
PolyOne Distribution	908.5	3.4	911.9	42.0	1.2	0.3	159.8
Corporate and eliminations	—	(111.4)	(111.4)	(7.8)	4.7	5.9	586.1
Total	$2,506.2	$—	$2,506.2	$159.2	$50.7	$37.3	$1,671.9
(3) Excludes $4.5 million of depreciation expense associated with the Resin Business.
(3a) Excludes $2.2 million of capital expenditures associated with the Resin Business.

Earnings of equity affiliates are included in the related segment’s operating income and the investment in equity affiliates is included in the related segment’s assets. Gains and losses related to divestiture of equity investments are reflected in Corporate and eliminations. Amounts related to equity affiliates are as follows:

(In millions)	2012	2011	2010
Global Color, Additives and Inks	$—	$—	$2.6
Corporate and eliminations	23.4	152.0	39.4
Total	$23.4	$152.0	$42.0

Our sales are primarily to customers in the United States, Europe, Canada, Mexico, South America and Asia, and the majority of our assets are located in these same geographic areas. Following is a summary of sales and long-lived assets based on the geographic areas where the sales originated and where the assets are located:

(In millions)	2012	2011	2010
Net sales:
United States	$1,724.1	$1,628.3	$1,572.0
Europe	488.1	491.3	454.5
Canada	248.1	248.7	214.6
Asia	221.2	196.3	190.8
Mexico	103.2	91.3	59.1
South America	37.5	42.2	1.6
Other	38.6	11.3	13.6
Long-lived assets:
United States	$240.9	$235.2	$214.4
Europe	82.2	86.9	88.3
Canada	5.7	5.9	5.5
Asia	45.1	39.3	38.5
South America	8.4	4.6	1.6
Other	3.5	2.7	2.7

Common Share Data	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Common Share Data

Weighted-average shares used in computing net income per share is as follows:

(In millions)	2012	2011	2010
Weighted-average shares — basic:	89.1	92.2	93.1
Plus dilutive impact of stock options and share-based awards	0.7	2.1	2.9
Weighted-average shares — diluted:	89.8	94.3	96.0

Basic net income per common share is computed as net income available to common shareholders divided by the weighted average basic shares outstanding. Diluted net income per common share is computed as net income available to common shareholders divided by the weighted average diluted shares outstanding.
Outstanding share-based awards and options with exercise prices greater than the average price of the common shares are anti-dilutive and are not included in the computation of diluted net income per share. The number of anti-dilutive options and awards was 1.2 million, 0.5 million and 1.0 million at December 31, 2012, 2011 and 2010, respectively.
In August 2008, our Board of Directors approved a stock repurchase program authorizing us, to repurchase up to 10.0 million of our common shares, in the open market or in privately negotiated transactions. On October 11, 2011, PolyOne’s Board of Directors increased the common share repurchase authorization amount by 5.25 million and on October 23, 2012 increased the authorization an additional 13.2 million. As of December 31, 2012, the total common shares available for repurchase is 20.0 million. PolyOne may make all or part of any repurchases pursuant to accelerated share repurchases or Rule 10b5-1 plans.
We purchased 1.2 million and 6.0 million shares in 2012 and 2011, respectively, at an aggregate price of $15.9 million and $73.6 million, respectively, under these authorizations.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

When translating results from foreign operations into U.S. dollars, we are subject to foreign exchange related risks in our operating results. We are also exposed to foreign exchange risk arising from intercompany lending transactions denominated in various foreign currencies that are subject to foreign exchange rate movement over the term of the loans. To mitigate these risks we enter into foreign exchange option and forward contracts. The counterparties to these instruments are financial institutions with strong credit ratings. PolyOne maintains control over the size of positions entered into with any one counterparty and regularly monitors the credit ratings of these institutions.
Derivative financial instruments are accounted for at fair value and recognized as assets or liabilities in the Consolidated Balance Sheets. These instruments are not designated as a hedge, and therefore, any gain or loss is immediately recognized in income.
The fair value of derivative financial instruments recorded in the Consolidated Balance Sheets are as follows:

	December 31, 2012
(In millions)	Notional	Other current assets
Foreign currency options	$31.2	$0.6
Foreign currency forwards	13.8	—
Total		$0.6

	December 31, 2011
(In millions)	Notional	Other current assets
Foreign currency forwards	$18.1	$0.1

The effects of derivative instruments on our Consolidated Statements of Income are as follows:

(In millions)	2012	2011	2010	Location
Foreign currency options - (losses)	$(1.4)	$—	—	Selling and administrative expense
Foreign currency forwards - (losses) / gains	(0.4)	(1.8)	3.8	Other (expense) income, net

Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value

Fair value is measured based on an exit price, representing the amount that would be received to sell an asset or paid to satisfy a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, a fair value hierarchy is established, which categorizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
Financial instruments accounted for at fair value on a recurring basis as of December 31, 2012 and 2011 are as follows:

	December 31, 2012
(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
Cash and cash equivalents	$210.0	$210.0	$—	$—
Foreign currency forwards	—	—	—	—
Foreign currency options	0.6	—	0.6	—

	December 31, 2011
(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
Cash and cash equivalents	$191.9	$191.9	$—	$—
Foreign currency forwards	0.1	—	0.1	—

The fair value of derivative instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and spot and forward foreign currency rates as well as option volatility and non-performance risk.
Other Fair Value Measurements
The estimated fair value of PolyOne’s debt instruments at December 31, 2012 and 2011 was $741.0 million and $723.7 million, respectively, compared to carrying values of $706.9 million and $707.0 million as of December 31, 2012 and 2011, respectively. The fair value of PolyOne’s debt instruments was estimated using prevailing market interest rates on debt with similar creditworthiness, terms and maturities and represent Level 2 measurements within the fair value hierarchy.
In accordance with the provisions of FASB ASC Topic 350, Intangibles — Goodwill and Other, we assess the fair value of goodwill on an annual basis. The implied fair value of goodwill is determined based on significant unobservable inputs, as summarized below. Accordingly, these inputs fall within Level 3 of the fair value hierarchy. No impairment charges were included in 2012, 2011 or 2010. We use an income approach to estimate the fair value of our reporting units. The income approach uses a reporting unit’s projection of estimated operating results and cash flows that is discounted using a weighted-average cost of capital that is determined based on current market conditions. The projection uses management’s best estimates of economic and market conditions over the projected period including growth rates in sales, costs and number of units, estimates of future expected changes in operating margins and cash expenditures. Other significant estimates and assumptions include terminal value growth rates, terminal value margin rates, future capital expenditures and changes in future working capital requirements. We validate our estimates of fair value under the income approach by comparing the values to fair value estimates using a market approach. The market approach is used to estimate fair value by applying sales and earnings multiples (derived from comparable publicly-traded companies with similar investment characteristics of the reporting unit) to the reporting unit’s operating performance. Finally, we consider the implied control premium and conclude whether the implied control premium is reasonable based on other recent market transactions.
Indefinite-lived intangible assets consist of a trade name acquired as part of the January 2008 acquisition of GLS, trade names acquired as part of the December 2011 acquisition of ColorMatrix, and in-process research and development acquired as part of the ColorMatrix acquisition. Indefinite-lived intangible assets are tested for impairment annually at the same time we test goodwill for impairment. The implied fair value of indefinite-lived intangible assets is determined based on significant unobservable inputs, as summarized below. Accordingly, these inputs fall within Level 3 of the fair value hierarchy. No impairment charges were included in 2012, 2011 or 2010.
The fair value of the trade names is calculated using a “relief from royalty” methodology. This approach involves two steps (1) estimating reasonable royalty rates for the trade name and (2) applying this royalty rate to a net sales stream and discounting the resulting cash flows to determine fair value. This fair value is then compared with the carrying value of the trade name. The fair value of in-process research and development was calculated using using the income approach.

Financial Information Of Previously Owned Equity Affiliates	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Financial Information Of Previously Owned Equity Affiliates

On February 28, 2011, we sold our 50% equity interest in SunBelt to Olin for $132.3 million in cash, the assumption by Olin of the obligations under our guarantee of senior secured notes issued by SunBelt of $42.7 million at the time of sale, $30.5 million as of December 31, 2012, and potential annual earn-out payments for the three fiscal years ending December 31, 2011, 2012 and 2013, if SunBelt meets certain performance targets.
We recognized a pre-tax gain of $128.2 million, net of associated transaction costs, within Income related to previously owned equity affiliates for the sale of our equity interest in SunBelt for the year ended December 31, 2011. Additionally, we recognized a $23.0 million and $18.1 million pre-tax gain associated with the first two years of the three year earn-out related to the sale of our 50% equity interest in SunBelt in 2012 and 2011, respectively.
Summarized historical financial information for SunBelt through the date of disposition is as follows:

(In millions)	Two Months Ended February 28, 2011	2010
Net sales	$30.5	$157.3
Operating income	12.7	53.9
Partnership income as reported by SunBelt	11.5	46.2
PolyOne's ownership of SunBelt	50%	50%
Earnings of equity affiliate recorded by PolyOne	$5.7	$23.1

On November 30, 2010, we sold our interest in BayOne for cash proceeds of $19.3 million and recorded a pre-tax gain of $16.3 million in the fourth quarter of 2010. Through its disposition on November 30, 2010, we owned 50% of BayOne Urethane Systems, L.L.C. (BayOne), which was included in Global Color, Additives and Inks.

Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Financial Data

	2012 Quarters				2011 Quarters
(In millions, except per share data)	Fourth (2)	Third (3)	Second (4)	First (5)	Fourth (6)	Third (7)	Second (8)	First (9)
Sales	$651.0	$707.7	$756.6	$745.5	$609.2	$694.0	$723.4	$682.8
Gross margin	119.7	135.1	144.0	132.3	89.7	103.9	120.2	115.5
Operating (loss) income	13.3	43.5	43.3	37.4	(46.2)	33.4	42.4	173.4
Net income from continuing operations	0.1	19.4	18.4	15.3	8.3	16.0	23.1	106.0

Net income per common share attributable to PolyOne common shareholders:
Basic net income - continuing operations	$—	$0.22	$0.21	$0.17	$0.09	$0.17	$0.25	$1.13
Diluted net income - continuing operations	$—	$0.22	$0.20	$0.17	$0.09	$0.17	$0.24	$1.10

(1)
Per share amounts for the quarter and the full year have been computed separately. The sum of the quarterly amounts may not equal the annual amounts presented within our 10-K because of differences in the average shares outstanding during each period.

(2)
Included for the fourth quarter 2012 are: 1) gains from the SunBelt earn-out of $23.0 million, 2) mark-to-market pension and other post-retirement benefit losses of $42.0 million, 3) environmental remediation costs of $3.1 million, 4) acquisition-related costs of $2.0 million, 5) bridge loan commitment fees of $1.3 million and 6) employee separation and plant phaseout costs of $1.0 million.

(3)	Included for the third quarter 2012 are: 1) $5.2 million in environmental remediation costs and 2) $1.3 million in employee separation and plant phaseout costs.

(4)	Included for the second quarter 2012 are:1) $8.7 million in employee separation and plant phaseout costs and 2) environmental remediation costs of $2.9 million.

(5)	Included for the first quarter 2012 are: 1) $5.4 million related to expensing the fair market value of acquired ColorMatrix inventory and 2) environmental remediation costs of $1.6 million.

(6)
Included for the fourth quarter 2011 are: 1) gains from the SunBelt earn-out of $18.1 million, 2) a tax benefit of $29.5 million related to our investment in O’Sullivan Engineered Films, 3) a tax benefit of $8.9 million primarily associated with the reversal of valuation allowances, 4) mark-to-market pension and other post-retirement benefit losses of $83.8 million, 5) acquisition-related costs of $4.5 million, 6) environmental remediation costs of $1.8 million and 7) employee separation and plant phaseout costs of $1.0 million.

(7)
Included for the third quarter 2011 are: 1) gains related to reimbursements of previously incurred environmental remediation costs of $1.3 million, 2) environmental remediation costs of $4.8 million and 3) employee separation and plant phaseout costs of $1.1 million.

(8)	Included for the second quarter 2011 are: 1) royalty income of $1.3 million and 2) environmental remediation costs of $1.6 million.

(9)
Included for the first quarter 2011 are: 1) gains of $128.2 million from the sale of our equity interest in SunBelt, 2) gains related to reimbursements of previously incurred environmental remediation costs of $1.9 million, 3) environmental remediation costs of $1.5 million and 4) acquisition-related costs of $1.0 million.

Description Of Business And Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation And Basis Of Presentation
Consolidation and Basis of Presentation
The consolidated financial statements include the accounts of PolyOne and its subsidiaries. All majority-owned affiliates over which we have control are consolidated. Investments in affiliates and joint ventures in which our ownership is 50% or less, or in which we do not have control but have the ability to exercise significant influence over operating and financial policies, were accounted for under the equity method prior to their disposition (see Note 20, Financial Information of Previously Owned Equity Affiliates. Transactions with related parties, including joint ventures, are in the ordinary course of business.

Reclassification	Reclassifications Certain reclassifications of the prior period amounts and presentation have been made to conform to the presentation for the current period.
Use Of Estimates
Use of Estimates
Preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions in certain circumstances that affect amounts reported in the accompanying consolidated financial statements and notes. Actual results could differ from these estimates.

Cash And Cash Equivalents
Cash and Cash Equivalents
We consider all highly liquid investments purchased with a maturity of less than three months to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value.

Allowance For Doubtful Accounts	Allowance for Doubtful AccountsWe evaluate the collectability of receivables based on a combination of factors. We regularly analyze significant customer accounts and, when we become aware of a specific customer���s inability to meet its financial obligations to us, such as in the case of a bankruptcy filing or deterioration in the customer���s operating results or financial position, we record a specific allowance for bad debt to reduce the related receivable to the amount we reasonably believe is collectible. We also record bad debt allowances for all other customers based on a variety of factors including the length of time the receivables are past due, the financial health of the customer, economic conditions and historical experience. In estimating the allowances, we take into consideration the existence of credit insurance. If circumstances related to specific customers change, our estimates of the recoverability of receivables could be adjusted further. Accounts receivable balances are written off against the allowance for doubtful accounts after a final determination of uncollectability has been made.
Inventories	Inventories Inventories are stated at the lower of cost or market using the first-in, first-out (FIFO) method.
Long-lived Assets
Long-lived Assets
Property, plant and equipment is carried at cost, net of depreciation and amortization that is computed using the straight-line method over the estimated useful lives of the assets, which ranges from 3 to 15 years for machinery and equipment and up to 40 years for buildings. Computer software is amortized over periods not exceeding 10 years. Property, plant and equipment is generally depreciated on accelerated methods for income tax purposes. We expense repair and maintenance costs as incurred. We capitalize replacements and betterments that increase the estimated useful life of an asset. We capitalize interest expense on major construction and development projects while in progress.
We retain fully depreciated assets in property and accumulated depreciation accounts until we remove them from service. In the case of sale, retirement or disposal, the asset cost and related accumulated depreciation balance is removed from the respective account, and the resulting net amount, less any proceeds, is included as a component of income from continuing operations in the accompanying Consolidated Statements of Income.
We account for operating leases under the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 840, Leases.

Intangible Assets
Finite-lived intangible assets, which consist primarily of customer relationships, sales contracts, patents and technology are amortized over their estimated useful lives. The remaining useful lives range up to 24 years.

Impairment or Disposal of Long-Lived Assets
We assess the recoverability of long-lived assets whenever events or changes in circumstances indicate that we may not be able to recover the assets’ carrying amount. We measure the recoverability of assets to be held and used by a comparison of the carrying amount of the asset to the expected future undiscounted cash flows associated with the asset. We measure the amount of impairment of long-lived assets as the amount by which the carrying value of the asset exceeds the fair value of the asset, which is generally determined based on projected discounted future cash flows or appraised values.

Goodwill And Indefinite Lived Intangible Assets
Goodwill and Indefinite Lived Intangible Assets
Goodwill is the excess of the purchase price paid over the fair value of the net assets of the acquired business. Goodwill is tested for impairment at the reporting unit level. Our reporting units have been identified at the operating segment level, or in some cases, one level below the operating segment level. Goodwill is allocated to the reporting units based on the estimated fair value at the date of acquisition.
Our annual measurement date for testing impairment of goodwill and other indefinite-lived intangibles, including in-process research and development, is October 1st. We completed our testing of impairment as of October 1, noting no impairment in 2012, 2011 or 2010. The future occurrence of a potential indicator of impairment would require an interim assessment for some or all of the reporting units prior to the next required annual assessment on October 1, 2013. Refer to Note 19, Fair Value, for further discussion of our approach for assessing fair value of goodwill.

Litigation Reserves
Litigation Reserves
FASB ASC Topic 450, Contingencies, requires that we accrue for loss contingencies associated with outstanding litigation, claims and assessments for which management has determined it is probable that a loss contingency exists and the amount of loss can be reasonably estimated. We record expense associated with professional fees related to litigation claims and assessments as incurred.

Derivative Financial Instruments
Derivative Financial Instruments
FASB ASC Topic 815, Derivative and Hedging, requires that all derivative financial instruments, such as foreign exchange contracts, be recognized in the financial statements and measured at fair value, regardless of the purpose or intent in holding them.
We are exposed to foreign currency changes in the normal course of business. We have established policies and procedures that manage this exposure through the use of financial instruments. By policy, we do not enter into these instruments for trading purposes or speculation. These instruments are not designated as hedges and, as a result, are adjusted to fair value, with the resulting gains and losses recognized in the accompanying Consolidated Statements of Income immediately. See Note 18, Derivative Instruments, for more information.

Pension And Other Post-Retirement Plans
Pension and Other Post-retirement Plans
We account for our pensions and other post-retirement benefits in accordance with FASB ASC Topic 715, Compensation — Retirement Benefits. This standard requires us to (1) recognize the funded status of the benefit plans in our Consolidated Balance Sheet, (2) recognize, as a component of other comprehensive income or net periodic benefit cost, the gains or losses and prior service costs or credits that arise during the period, (3) measure defined benefit plan assets and obligations as of December 31 and (4) disclose additional information in the notes to the consolidated financial statements about certain effects on net periodic benefit costs for the next fiscal year that arise from delayed recognition of prior service costs or credits and transition assets or obligations. Finally, we immediately recognize actuarial gains and losses, after consideration of inventory capitalization, in our operating results in the year in which the gains or losses occur.

Fair Value Of Financial Instruments
Fair Value of Financial Instruments
FASB ASC Topic 820, Fair Value Measurements and Disclosures, requires disclosures of the fair value of financial instruments. The estimated fair values of financial instruments were principally based on market prices where such prices were available and, where unavailable, fair values were estimated based on market prices of similar instruments. See Note 18, Derivative Instruments, for further discussion.

Foreign Currency Translation
Foreign Currency Translation
Revenues and expenses are translated at average currency exchange rates during the related period. Assets and liabilities of foreign subsidiaries are translated using the exchange rate at the end of the period. The resulting translation adjustments are recorded as accumulated other comprehensive income or loss. Gains and losses resulting from foreign currency transactions, including intercompany transactions that are not considered permanent investments, are included in other income (expense), net in the accompanying Consolidated Statements of Income.

Revenue Recognition
Revenue Recognition
We recognize revenue when the revenue is realized or realizable and has been earned. We recognize revenue when a firm sales agreement is in place, shipment has occurred and collectability is reasonably assured.

Shipping And Handling Costs	Shipping and Handling Costs Shipping and handling costs are included in cost of sales.
Research And Development Expense
Research and Development Expense
Research and development costs from continuing operations, which were $41.3 million in 2012, $36.4 million in 2011 and $33.3 million in 2010, are charged to expense as incurred.

Environmental Costs
Environmental Costs
We expense costs that are associated with managing hazardous substances and pollution in ongoing operations on a current basis. Costs associated with the remediation of environmental contamination are accrued when it becomes probable that a liability has been incurred and our proportionate share of the cost can be reasonably estimated.

Equity Affiliates
Equity Affiliates
We account for our investments in equity affiliates under FASB ASC Topic 323, Investments — Equity Method and Joint Ventures. We recognize our proportionate share of the income of equity affiliates.

Share-Based Compensation
Share-Based Compensation
We account for share-based compensation under the provisions of FASB ASC Topic 718, Compensation — Stock Compensation, which requires us to estimate the fair value of share-based awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the accompanying Consolidated Statements of Income. As of December 31, 2012, we had one active share-based employee compensation plan, which is described more fully in Note 15, Share-based Compensation.

Income Taxes
Income Taxes
Deferred tax liabilities and assets are determined based upon the differences between the financial reporting and tax basis of assets and liabilities and are measured using the tax rate and laws currently in effect. In accordance with FASB ASC Topic 740, Income Taxes, we evaluate our deferred income taxes to determine whether a valuation allowance should be established against the deferred tax assets or whether the valuation allowance should be reduced based on consideration of all available evidence, both positive and negative, using a “more likely than not” standard.

Description Of Business And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss
Changes in accumulated other comprehensive loss in 2012, 2011 and 2010 were as follows:

(In millions)	Cumulative Translation Adjustment	Pension and other post-retirement benefits	Unrealized gain in available-for-sale securities	Total
Balance at January 1, 2010	$(4.3)	$36.2	$0.2	$32.1
Translation adjustments	(4.3)	—	—	(4.3)
Prior service credits recognized during the year, net of tax of $7.3	—	(9.3)	—	(9.3)
Balance at December 31, 2010	(8.6)	26.9	0.2	18.5
Translation adjustments	(9.0)	—	—	(9.0)
Prior service credits recognized during the year, net of tax of $6.5	—	(10.8)	—	(10.8)
Balance at December 31, 2011	(17.6)	16.1	0.2	(1.3)
Translation adjustments	1.1	—	—	1.1
Prior service credits recognized during the year, net of tax of $6.5	—	(10.9)	—	(10.9)
Balance at December 31, 2012	$(16.5)	$5.2	$0.2	$(11.1)

Discontinued Operations Discontinued Operations (Tables)	3 Months Ended
Jun. 30, 2013
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The Resin Business' sales, income before income taxes and net income were as follows:

	Year Ended December 31,
(In millions)	2012	2011	2010
Sales	$131.8	$154.1	$115.7
Income before income taxes	29.7	29.8	15.5
Income tax expense	(11.1)	(10.6)	(5.4)
Net income	$18.6	$19.2	$10.1

The following table summarizes the assets and liabilities of the Resin Business:

	December 31,
(In millions)	2012	2011
Assets:
Accounts receivable, net	$8.8	$11.0
Inventories, net	8.2	8.5
Property, net	21.7	23.0
Other assets	0.6	1.1
Assets held-for-sale	$39.3	$43.6

Liabilities:
Accounts payable	$15.8	$18.2
Accrued expenses	2.2	3.6
Liabilities held-for-sale	$18.0	$21.8

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Preliminary Allocation Of Purchase Price
The following table presents the initial allocation, adjustments to the initial purchase price allocation and the final recast purchase price allocation related to the ColorMatrix business.

(In millions)	Initial Allocation	Adjustments to Fair Value	Recast Allocation
Cash and cash equivalents	$1.9	$—	$1.9
Accounts receivables	30.7	—	30.7
Inventories	32.8	(1.9)	30.9
Other current assets	7.1	(1.4)	5.7
Property, net	25.4	4.0	29.4
Other non-current assets	1.3	(1.3)	—
Other intangible assets, net	276.0	(0.6)	275.4
Goodwill	225.8	(1.2)	224.6
Total assets acquired	601.0	(2.4)	598.6
Accounts payable	16.2	—	16.2
Accrued expenses and other liabilities	3.5	0.2	3.7
Other non-current liabilities	93.3	(2.6)	90.7
Total liabilities assumed	113.0	(2.4)	110.6
Net assets acquired	$488.0	$—	$488.0

ColorMatrix
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
The following pro forma information gives effect to PolyOne's acquisition of ColorMatrix as if the acquisition of ColorMatrix occurred on January 1, 2010 and ColorMatrix had been included in PolyOne's Consolidated Statements of Income for the years ended December 31, 2011 and 2010. ColorMatrix has been reflected in our 2012 Consolidated Statements of Income.

(Unaudited; in millions)	2011	2010
Net sales	$2,909.6	$2,695.6
Net income from continuing operations	156.5	157.7

Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill By Operating Segment
Goodwill as of December 31, 2012 and 2011, and changes in the carrying amount of goodwill by segment was as follows:

(In millions)	Global Specialty Engineered Materials	Global Color, Additives and Inks	Performance Products and Solutions	PolyOne Distribution	Total
Goodwill, gross at January 1, 2011	$94.8	$88.6	$182.4	$1.6	$367.4
Accumulated impairment losses	(12.2)	(16.1)	(175.0)	—	(203.3)
Goodwill, net at January 1, 2011	82.6	72.5	7.4	1.6	164.1
Acquisitions of businesses	6.3	224.6	—	—	230.9
Currency translation and other adjustments	0.3	0.2	—	—	0.5
Balance at December 31, 2011	89.2	297.3	7.4	1.6	395.5
Acquisitions of businesses	10.0	0.6	—	—	10.6
Currency translation and other adjustments	(0.6)	—	—	—	(0.6)
Balance at December 31, 2012	$98.6	$297.9	$7.4	$1.6	$405.5

Carrying Value And Accumulated Amortization Of Intangible Assets
Indefinite and finite-lived intangible assets consisted of the following:

	As of December 31, 2012
(In millions)	Acquisition Cost	Accumulated Amortization	Currency Translation	Net
Customer relationships	$173.1	$(25.7)	$0.5	$147.9
Sales contracts	11.4	(10.8)	—	0.6
Patents, technology and other	89.3	(10.1)	0.1	79.3
Indefinite-lived trade names	96.3	—	—	96.3
In-process research and development	15.9	—	—	15.9
Total	$386.0	$(46.6)	$0.6	$340.0

	As of December 31, 2011
(In millions)	Acquisition Cost	Accumulated Amortization	Currency Translation	Net
Customer relationships	$168.9	$(17.7)	$0.7	$151.9
Sales contracts	11.4	(10.8)	—	0.6
Patents, technology and other	82.0	(4.9)	0.1	77.2
Indefinite-lived trade names	96.3	—	—	96.3
In-process research and development	15.9	—	—	15.9
Total	$374.5	$(33.4)	$0.8	$341.9

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	As of December 31, 2012, we expect amortization expense on finite-lived intangibles for the next five years as follows:

	2013	2014	2015	2016	2017
Expected amortization	$13.9	$13.8	$13.6	$13.6	$13.6

Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Total debt as of December 31 consisted of the following:

(In millions)	December 31, 2012 (1)	December 31, 2011 (1)
7.500% debentures due 2015	$50.0	$50.0
Senior secured term loan due 2017	294.5	297.0
7.375% senior notes due 2020	360.0	360.0
Other debt	2.4	—
Total debt	$706.9	$707.0
Less short-term and current portion of long-term debt	3.8	3.0
Total long-term debt, net of current portion	$703.1	$704.0

(1) Book values include unamortized discounts, where applicable.

Schedule of Maturities of Long-term Debt
Aggregate maturities of debt for the next five years and thereafter are as follows:

(In millions)
2013	$3.8
2014	3.0
2015	53.0
2016	3.0
2017	285.0
Thereafter	361.6
Aggregate maturities	709.4
Less: unamortized discounts	(2.5)
Total debt	$706.9

Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under non-cancelable operating leases with initial lease terms longer than one year as of December 31, 2012 are as follows (in millions):

(In millions)
2013	$21.5
2014	16.7
2015	11.6
2016	7.9
2017	6.3
Thereafter	12.4
Total	$76.4

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Accounts receivable, net as of December 31 consist of the following:

(In millions)	2012	2011
Trade accounts receivable	$318.2	$314.8
Allowance for doubtful accounts	(4.3)	(4.8)
Accounts receivable, net	$313.9	$310.0

The following table details the changes in allowance for doubtful accounts:

(In millions)	2012	2011	2010
Balance at beginning of the year	$(4.8)	$(4.1)	$(5.9)
Provision for doubtful accounts	(0.2)	(2.0)	(2.5)
Accounts written off	0.4	1.0	4.1
Currency translation and other adjustments	0.3	0.3	0.2
Balance at end of year	$(4.3)	$(4.8)	$(4.1)

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Components Of Inventories
Components of Inventories, net are as follows:

(In millions)	December 31, 2012	December 31, 2011
At FIFO cost:
Finished products	$165.0	$151.4
Work in process	2.4	1.8
Raw materials and supplies	77.0	81.6
Inventories, net	$244.4	$234.8

Other Balance Sheet Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Components Of Other Liabilities
Other liabilities at December 31, 2012 and 2011 consist of the following:

	Accrued expenses and other liabilities		Other non-current liabilities
	December 31,		December 31,
(In millions)	2012	2011	2012	2011
Employment costs	$81.5	$79.4	$22.7	$21.7
Environmental	10.8	12.0	64.6	64.2
Taxes	17.2	18.7	31.8	21.3
Pension and other post-employment benefits	5.9	7.3	—	—
Accrued interest	8.0	8.3	—	—
Other	18.5	15.5	14.8	13.5
Total	$141.9	$141.2	$133.9	$120.7

Property (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Components Of Property, Net
Components of Property, net are as follows:

(In millions)	December 31, 2012	December 31, 2011
Land and land improvements	$34.7	$34.5
Buildings	241.4	234.1
Machinery and equipment	844.5	799.1
	1,120.6	1,067.7
Less accumulated depreciation and amortization	(734.8)	(693.1)
Property, net	$385.8	$374.6

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Change In Benefit Obligation, Change In Plan Assets And Components Of Funded Status
The following tables present the change in benefit obligation, change in plan assets and components of funded status for defined benefit pension and post-retirement health care benefit plans. Actuarial assumptions that were used are also included.

	Pension Benefits		Health Care Benefits
(In millions)	2012	2011	2012	2011
Change in benefit obligation:
Projected benefit obligation — beginning of year	$543.5	$514.4	$21.9	$23.2
Service cost	1.5	1.6	—	—
Interest cost	27.2	28.3	0.8	1.0
Actuarial loss (gain)	63.4	38.4	(2.0)	0.4
Participant contributions	—	—	0.5	0.8
Benefits paid	(39.8)	(38.7)	(2.7)	(3.3)
Other	1.4	(0.5)	0.4	(0.2)
Projected benefit obligation — end of year	$597.2	$543.5	$18.9	$21.9
Projected salary increases	2.8	2.6	—	—
Accumulated benefit obligation	$594.4	$540.9	$18.9	$21.9
Change in plan assets:
Plan assets — beginning of year	$335.6	$354.6	$—	$—
Actual return on plan assets	46.9	(15.9)	—	—
Company contributions	66.8	35.6	2.0	2.5
Plan participants’ contributions	—	—	0.5	0.8
Benefits paid	(39.8)	(38.7)	(2.7)	(3.3)
Other	0.9	—	0.2	—
Plan assets — end of year	410.4	335.6	—	—
Under-funded status at end of year	$(186.8)	$(207.9)	$(18.9)	$(21.9)

Amounts Included In Consolidated Balance Sheets
Amounts included in the accompanying Consolidated Balance Sheets are as follows:

	Pension Benefits		Health Care Benefits
(In millions)	2012	2011	2012	2011
Accrued expenses and other liabilities	$4.0	$4.3	$1.9	$3.0
Other non-current liabilities	182.8	203.6	17.0	18.9

Change In AOCI
Change in accumulated other comprehensive loss before tax:

	Pension Benefits		Health Care Benefits
(In millions)	2012	2011	2012	2011
Prior year	$0.3	$0.5	$(17.4)	$(34.9)
Prior service (cost) credit recognized during year	—	(0.2)	17.4	17.4
Other adjustments	—	—	—	0.1
Current year	$0.3	$0.3	$—	$(17.4)

Schedule Of Projected And Accumulated Benefit Obligations In Excess Of Plan Assets
As of December 31, 2012 and 2011, we had plans with total projected and accumulated benefit obligations in excess of the related plan assets as follows:

	Pension Benefits		Health Care Benefits
(In millions)	2012	2011	2012	2011
Projected benefit obligation	$596.4	$542.8	$18.9	$21.9
Accumulated benefit obligation	593.6	540.3	18.9	21.9
Fair value of plan assets	409.6	334.9	—	—

Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost and Benefit Obligation
Weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Health Care Benefits
	2012	2011	2012	2011
Discount rate	4.12%	5.11%	3.71%	4.51%
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	N/A	N/A	7.39%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	N/A	N/A	4.63%	5.00%
Year that the rate reaches the ultimate trend rate	N/A	N/A	2025	2019
Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Benefits			Health Care Benefits
	2012	2011	2010	2012	2011	2010
Discount rate	5.11%	5.71%	6.17%	4.66%	5.07%	5.61%
Expected long-term return on plan assets	8.43%	8.50%	8.50%	—	—	—
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	N/A	N/A	N/A	8.35%	8.50%	9.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	N/A	N/A	N/A	2019	2018	2016

Impact Of One Percentage Point Change In Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates have an effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following impact:

(In millions)	One Percentage Point Increase	One Percentage Point Decrease
Effect on total of service and interest cost	$0.1	$(0.1)
Effect on post-retirement benefit obligation	1.3	(1.1)

Components Of Net Period Benefit Cost
The following table summarizes the components of net period benefit cost or gain that was recognized during each of the years in the three-year period ended December 31, 2012. Actuarial assumptions that were used are also included.

	Pension Benefits			Health Care Benefits
(In millions)	2012	2011	2010	2012	2011	2010
Components of net periodic benefit costs (gains):
Service cost	$1.5	$1.6	$1.6	$—	$—	$—
Interest cost	27.2	28.3	29.7	0.8	1.0	1.2
Expected return on plan assets	(27.6)	(29.2)	(26.2)	—	—	—
Amortization of prior service cost	—	0.2	0.8	(17.4)	(17.4)	(17.4)
Mark-to-market actuarial net losses (gains)	44.0	83.4	10.6	(2.0)	0.4	(1.0)
Other	—	—	—	—	—	0.2
Net periodic benefit cost (gain)	$45.1	$84.3	$16.5	$(18.6)	$(16.0)	$(17.0)

Fair Values Of Pension Plan Assets
The fair values of pension plan assets at December 31, 2012 and 2011, by asset category, are as follows:

	Fair Value of Plan Assets at December 31, 2012				Fair Value of Plan Assets at December 31, 2011
(In millions)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset category
Cash	$3.4	$—	$—	$3.4	$4.5	$—	$—	$4.5
Common collective trusts	—	44.9	—	44.9	—	12.2	—	12.2
Large-cap equity	43.2	51.1	—	94.3	27.0	17.0	—	44.0
Mid-cap equity	42.3	—	—	42.3	36.4	—	—	36.4
Small-cap equity	39.8	—	—	39.8	34.1	—	—	34.1
International equity	80.6	—	—	80.6	61.4	54.2	—	115.6
Fixed-income funds	39.3	—	—	39.3	24.4	—	—	24.4
Multi-asset mutual fund	32.6	—	—	32.6	32.4	—	—	32.4
Floating rate income funds	33.2	—	—	33.2	32.0	—	—	32.0
Totals	$314.4	$96.0	$—	$410.4	$252.2	$83.4	$—	$335.6

Estimated Future Benefit Payments
The estimated future benefit payments for our pension and health care plans are as follows:

(In millions)	Pension Benefits	Health Care Benefits	Medicare Part D Subsidy
2013	$38.5	$1.9	$0.1
2014	38.5	1.9	0.1
2015	39.4	1.8	0.1
2016	39.1	1.8	0.1
2017	39.3	1.7	0.1
2018 through 2022	198.8	7.2	0.4

Schedule Of Contributions To The Retirement Savings Plan	Following are our contributions to the RSP:

(In millions)	2012	2011	2010
Retirement savings match	$7.6	$7.1	$6.2
Retirement benefit contribution	3.8	3.9	3.6
Total contributions	$11.4	$11.0	$9.8

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Changes In Environmental Accrued Liabilities
The following table details the changes in the environmental accrued liabilities:

(In millions)	2012	2011	2010
Balance at beginning of the year	$76.2	$87.4	$81.7
Environmental remediation expenses	12.8	9.7	20.5
Cash payments	(13.7)	(20.8)	(15.1)
Currency translation and other adjustments	0.1	(0.1)	0.3
Balance at end of year	$75.4	$76.2	$87.4

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit) [Abstract]
Schedule Of Income (Loss) Before Income Taxes
Income before income taxes for the periods ended December 31, 2012, 2011 and 2010 consists of the following:

(In millions)	2012	2011	2010
Domestic	$46.2	$120.2	$46.3
Foreign	37.1	48.7	49.5
Income from continuing operations, before income taxes	$83.3	$168.9	$95.8

Summary Of Income Tax (Expense) Benefit
A summary of income tax (expense) benefit from continuing operations for the periods ended December 31, 2012, 2011 and 2010 is as follows:

(In millions)	2012	2011	2010
Current:
Federal	$(1.7)	$3.1	$(4.8)
State	(0.9)	(1.2)	(0.8)
Foreign	(14.7)	(14.1)	(11.5)
Total current	$(17.3)	$(12.2)	$(17.1)
Deferred:
Federal	$(15.8)	$(18.8)	$75.6
State	0.1	13.9	4.8
Foreign	2.9	1.6	(6.6)
Total deferred	(12.8)	(3.3)	73.8
Total tax (expense) benefit	$(30.1)	$(15.5)	$56.7

Difference Between Effective Income Tax Rate And U.S. Statutory Rate
The principal items accounting for the difference in income taxes computed at the U.S. statutory rate for the periods ended December 31, 2012, 2011 and 2010 are as follows:

(In millions)	2012	2011	2010
Computed tax expense at 35% of income before income taxes	$(29.2)	$(59.1)	$(33.5)
State tax, net of federal benefit	(1.3)	(2.2)	(3.2)
Differences in rates of foreign operations	3.3	3.9	1.3
Changes in valuation allowances	(0.9)	13.0	106.4
Impact of foreign dividends	—	—	(11.5)
Tax benefits associated with O’Sullivan Engineered Films	—	29.5	—
Recognition of uncertain tax positions	0.1	(4.5)	(2.0)
Other, net	(2.1)	3.9	(0.8)
Income tax (expense) benefit	$(30.1)	$(15.5)	$56.7

Components Of Deferred Tax Liabilities And Assets
Components of our deferred tax liabilities and assets as of December 31, 2012 and 2011 were as follows:

(In millions)	2012	2011
Deferred tax liabilities:
Tax over book depreciation	$36.6	$39.3
Intangibles	97.8	97.5
Other, net	8.4	10.2
Total deferred tax liabilities	$142.8	$147.0
Deferred tax assets:
Post-retirement benefits other than pensions	$6.3	$7.3
Employment cost and pension	71.6	72.8
Environmental	25.5	25.9
Net operating loss carryforwards	20.0	25.3
State taxes	20.3	21.1
Other, net	9.6	13.6
Total deferred tax assets	$153.3	$166.0
Tax valuation allowance	(18.9)	(18.4)
Net deferred tax (liabilities) assets	$(8.4)	$0.6

Changes In Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Unrecognized Tax Benefits
(In millions)	2012	2011	2010
Balance as of January 1	$15.1	$9.9	$8.1
Additions based on tax positions related to the current year	0.2	4.5	1.6
Additions for tax positions of prior years	—	1.3	1.0
Reductions for tax positions of prior years	(0.4)	(0.6)	—
Settlements and other	(0.4)	—	(0.8)
Balance as of December 31	$14.5	$15.1	$9.9

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary Of Compensation Expense
Share-based compensation is included in Selling and administrative expense in the accompanying Consolidated Statements of Income. A summary of compensation expense by type of award follows:

(In millions)	2012	2011	2010
Stock appreciation rights	$5.1	$2.3	$1.9
Restricted stock units	5.3	3.1	2.5
Total share-based compensation	$10.4	$5.4	$4.4

Summary Of Assumptions Related To Grants
The following is a summary of the weighted average assumptions related to the grants issued during 2012, 2011 and 2010:

	2012	2011	2010
Expected volatility (weighted-average)	53.0%	56.0%	58.0%
Expected dividends	1.37%	—%	—%
Expected term (in years)	8.0	6.0	4.5
Risk-free rate	2.05%	2.86%	2.26%
Value of SARs granted	$6.92	$8.12	$3.90

Summary Of Stock Appreciation Rights
A summary of SAR activity for 2012 is presented below:

Stock Appreciation Rights (Shares in thousands, dollars in millions, except per share data)	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2012	3,734	$7.15	4.24	$18.1
Granted	783	14.55
Exercised	(2,353)	5.79
Forfeited or expired	(67)	11.21
Outstanding as of December 31, 2012	2,097	$11.31	6.58	$19.2

Vested and exercisable as of December 31, 2012	743	$7.50	4.08	$9.8

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Segment Information
Financial information by reportable segment is as follows:

Year Ended December 31, 2012 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization (1)	Capital Expenditures (1a)	Total Assets
Global Specialty Engineered Materials	$504.9	$38.7	$543.6	$47.0	$14.3	$12.9	$396.6
Global Color, Additives and Inks	776.1	2.1	778.2	75.3	32.9	28.2	901.7
Performance Products and Solutions	554.9	75.4	630.3	38.8	13.7	4.6	205.4
PolyOne Distribution	1,024.9	5.4	1,030.3	66.0	0.7	0.6	212.9
Corporate and eliminations	—	(121.6)	(121.6)	(89.6)	4.2	8.5	411.4
Total	$2,860.8	$—	$2,860.8	$137.5	$65.8	$54.8	$2,128.0
(1) Excludes $4.0 million of depreciation expense associated with the Resin Business.
(1a) Excludes $2.6 million of capital expenditures associated with the Resin Business.

Year Ended December 31, 2011 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization (2)	Capital Expenditures (2a)	Total Assets
Global Specialty Engineered Materials	$540.2	$34.9	$575.1	$45.9	$14.8	$9.2	$349.7
Global Color, Additives and Inks	615.0	2.7	617.7	50.2	19.6	14.9	927.1
Performance Products and Solutions	562.1	77.0	639.1	27.7	15.0	12.7	222.5
PolyOne Distribution	992.1	4.4	996.5	56.0	0.7	0.2	183.5
Corporate and eliminations	—	(119.0)	(119.0)	23.2	3.1	13.4	395.3
Total	$2,709.4	$—	$2,709.4	$203.0	$53.2	$50.4	$2,078.1
(2) Excludes $4.3 million of depreciation expense associated with the Resin Business.
(2a) Excludes $3.7 million of capital expenditures associated with the Resin Business.

Year Ended December 31, 2010 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization (3)	Capital Expenditures (3a)	Total Assets
Global Specialty Engineered Materials	$485.2	$32.2	$517.4	$49.7	$13.6	$7.4	$346.3
Global Color, Additives and Inks	588.5	3.3	591.8	42.5	16.7	17.2	355.6
Performance Products and Solutions	524.0	72.5	596.5	32.8	14.5	6.5	224.1
PolyOne Distribution	908.5	3.4	911.9	42.0	1.2	0.3	159.8
Corporate and eliminations	—	(111.4)	(111.4)	(7.8)	4.7	5.9	586.1
Total	$2,506.2	$—	$2,506.2	$159.2	$50.7	$37.3	$1,671.9
(3) Excludes $4.5 million of depreciation expense associated with the Resin Business.
(3a) Excludes $2.2 million of capital expenditures associated with the Resin Business.

Schedule Of Earnings Of Equity Affiliates	Amounts related to equity affiliates are as follows:

(In millions)	2012	2011	2010
Global Color, Additives and Inks	$—	$—	$2.6
Corporate and eliminations	23.4	152.0	39.4
Total	$23.4	$152.0	$42.0

Schedule Of Revenue And Long-Lived Assets
Following is a summary of sales and long-lived assets based on the geographic areas where the sales originated and where the assets are located:

(In millions)	2012	2011	2010
Net sales:
United States	$1,724.1	$1,628.3	$1,572.0
Europe	488.1	491.3	454.5
Canada	248.1	248.7	214.6
Asia	221.2	196.3	190.8
Mexico	103.2	91.3	59.1
South America	37.5	42.2	1.6
Other	38.6	11.3	13.6
Long-lived assets:
United States	$240.9	$235.2	$214.4
Europe	82.2	86.9	88.3
Canada	5.7	5.9	5.5
Asia	45.1	39.3	38.5
South America	8.4	4.6	1.6
Other	3.5	2.7	2.7

Common Share Data (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares
Weighted-average shares used in computing net income per share is as follows:

(In millions)	2012	2011	2010
Weighted-average shares — basic:	89.1	92.2	93.1
Plus dilutive impact of stock options and share-based awards	0.7	2.1	2.9
Weighted-average shares — diluted:	89.8	94.3	96.0

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Contractual Amounts Of Foreign Exchange Contracts
The fair value of derivative financial instruments recorded in the Consolidated Balance Sheets are as follows:

	December 31, 2012
(In millions)	Notional	Other current assets
Foreign currency options	$31.2	$0.6
Foreign currency forwards	13.8	—
Total		$0.6

	December 31, 2011
(In millions)	Notional	Other current assets
Foreign currency forwards	$18.1	$0.1

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The effects of derivative instruments on our Consolidated Statements of Income are as follows:

(In millions)	2012	2011	2010	Location
Foreign currency options - (losses)	$(1.4)	$—	—	Selling and administrative expense
Foreign currency forwards - (losses) / gains	(0.4)	(1.8)	3.8	Other (expense) income, net

Fair Value Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
Financial instruments accounted for at fair value on a recurring basis as of December 31, 2012 and 2011 are as follows:

	December 31, 2012
(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
Cash and cash equivalents	$210.0	$210.0	$—	$—
Foreign currency forwards	—	—	—	—
Foreign currency options	0.6	—	0.6	—

	December 31, 2011
(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
Cash and cash equivalents	$191.9	$191.9	$—	$—
Foreign currency forwards	0.1	—	0.1	—

Financial Information Of Previously Owned Equity Affiliates Financial Information of Previously Owned Equity Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
Summarized historical financial information for SunBelt through the date of disposition is as follows:

(In millions)	Two Months Ended February 28, 2011	2010
Net sales	$30.5	$157.3
Operating income	12.7	53.9
Partnership income as reported by SunBelt	11.5	46.2
PolyOne's ownership of SunBelt	50%	50%
Earnings of equity affiliate recorded by PolyOne	$5.7	$23.1

Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Data

	2012 Quarters				2011 Quarters
(In millions, except per share data)	Fourth (2)	Third (3)	Second (4)	First (5)	Fourth (6)	Third (7)	Second (8)	First (9)
Sales	$651.0	$707.7	$756.6	$745.5	$609.2	$694.0	$723.4	$682.8
Gross margin	119.7	135.1	144.0	132.3	89.7	103.9	120.2	115.5
Operating (loss) income	13.3	43.5	43.3	37.4	(46.2)	33.4	42.4	173.4
Net income from continuing operations	0.1	19.4	18.4	15.3	8.3	16.0	23.1	106.0

Net income per common share attributable to PolyOne common shareholders:
Basic net income - continuing operations	$—	$0.22	$0.21	$0.17	$0.09	$0.17	$0.25	$1.13
Diluted net income - continuing operations	$—	$0.22	$0.20	$0.17	$0.09	$0.17	$0.24	$1.10

(1)
Per share amounts for the quarter and the full year have been computed separately. The sum of the quarterly amounts may not equal the annual amounts presented within our 10-K because of differences in the average shares outstanding during each period.

(2)
Included for the fourth quarter 2012 are: 1) gains from the SunBelt earn-out of $23.0 million, 2) mark-to-market pension and other post-retirement benefit losses of $42.0 million, 3) environmental remediation costs of $3.1 million, 4) acquisition-related costs of $2.0 million, 5) bridge loan commitment fees of $1.3 million and 6) employee separation and plant phaseout costs of $1.0 million.

(3)	Included for the third quarter 2012 are: 1) $5.2 million in environmental remediation costs and 2) $1.3 million in employee separation and plant phaseout costs.

(4)	Included for the second quarter 2012 are:1) $8.7 million in employee separation and plant phaseout costs and 2) environmental remediation costs of $2.9 million.

(5)	Included for the first quarter 2012 are: 1) $5.4 million related to expensing the fair market value of acquired ColorMatrix inventory and 2) environmental remediation costs of $1.6 million.

(6)
Included for the fourth quarter 2011 are: 1) gains from the SunBelt earn-out of $18.1 million, 2) a tax benefit of $29.5 million related to our investment in O’Sullivan Engineered Films, 3) a tax benefit of $8.9 million primarily associated with the reversal of valuation allowances, 4) mark-to-market pension and other post-retirement benefit losses of $83.8 million, 5) acquisition-related costs of $4.5 million, 6) environmental remediation costs of $1.8 million and 7) employee separation and plant phaseout costs of $1.0 million.

(7)
Included for the third quarter 2011 are: 1) gains related to reimbursements of previously incurred environmental remediation costs of $1.3 million, 2) environmental remediation costs of $4.8 million and 3) employee separation and plant phaseout costs of $1.1 million.

(8)	Included for the second quarter 2011 are: 1) royalty income of $1.3 million and 2) environmental remediation costs of $1.6 million.

(9)
Included for the first quarter 2011 are: 1) gains of $128.2 million from the sale of our equity interest in SunBelt, 2) gains related to reimbursements of previously incurred environmental remediation costs of $1.9 million, 3) environmental remediation costs of $1.5 million and 4) acquisition-related costs of $1.0 million.

Description Of Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Line Items]
Number of reportable segments		4
Research and development costs		$ 41.3	$ 36.4	$ 33.3
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	223.6
Net income	138.2			10.1
Maximum
Accounting Policies [Line Items]
Maximum Ownership Percentage for Equity Method Investment		50.00%
Finite-lived intangible asset useful life		24 years
Maximum | Machinery and equipment
Accounting Policies [Line Items]
Property and equipment useful lives		15 years
Maximum | Computer Software
Accounting Policies [Line Items]
Property and equipment useful lives		10 years
Maximum | Buildings
Accounting Policies [Line Items]
Property and equipment useful lives		40 years
Minimum | Machinery and equipment
Accounting Policies [Line Items]
Property and equipment useful lives		3 years
Resin Business [Member]
Accounting Policies [Line Items]
Proceeds from Divestiture of Businesses	$ 250

Description Of Business And Summary Of Significant Accounting Policies (Accumulated Other Comprehensive Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Total, Balance at beginning of period	$ (1.3)	$ 18.5	$ 32.1
Cumulative Translation Adjustment, balance at beginning of period	(17.6)	(8.6)	(4.3)
Translation adjustments	1.1	(9)	(4.3)
Cumulative Translation Adjustment, Balance at end of period	(16.5)	(17.6)	(8.6)
Pension and other post-retirement benefits, Balance at beginning of period	16.1	26.9	36.2
Amortization of prior service credits, net of tax of $6.5 - 2012, $6.5 - 2011, and $7.3 - 2010	(10.9)	(10.8)	(9.3)
Pension and other post-retirement benefits, Balance at end of period	5.2	16.1	26.9
Unrealized gain in available-for-sale securities, Balance at beginning of period	0.2	0.2	0.2
Unrealized gain in available-for-sale securities, Balance at end of period	0.2	0.2	0.2
Amortization of prior service costs tax	6.5	6.5	7.3
Total, Balance at end of period	$ (11.1)	$ (1.3)	$ 18.5

Discontinued Operations Statement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales		$ 131.8	$ 154.1	$ 115.7
Income before income taxes		29.7	29.8	15.5
Income tax expense		(11.1)	(10.6)	(5.4)
Net income	138.2			10.1
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		18.6	19.2
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	223.6
Resin Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 250

Discontinued Operations Assets and liabilities of the Resin Business (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities of the Resin Business [Abstract]
Accounts receivable, net	$ 8.8	$ 11
Inventories, net	8.2	8.5
Property, net	21.7	23
Other assets	0.6	1.1
Assets held-for-sale	39.3	43.6
Liabilities Held-for-sale	18	21.8
Accounts payable	15.8	18.2
Accrued expenses	$ 2.2	$ 3.6

Employee Separation and Plant Phase-Out Costs Employee Separation and Plant Phase-Out Costs Narrative (Details) (Plant Closure and Reductions in Force, USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2012 Corporate and elimination Selling and administrative expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1	$ 1.3	$ 8.7	$ 1	$ 1.1	$ 11.5

Business Combinations (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 03, 2010 Polimaster	Oct. 07, 2011 E.A. Juffali & Brothers Company Limited	Dec. 31, 2012 Glasforms, Inc.	Dec. 19, 2012 Glasforms, Inc.	Jan. 18, 2013 Spartech Corporation	Oct. 23, 2012 Spartech Corporation	Dec. 31, 2012 ColorMatrix	Dec. 21, 2011 ColorMatrix	Jan. 03, 2011 Uniplen	Dec. 31, 2011 Term Loan ColorMatrix	Dec. 31, 2012 Selling and administrative expense	Dec. 31, 2011 Selling and administrative expense ColorMatrix
Business Acquisition [Line Items]
Revenue reported by acquired entity for last annual period									$ 51.1
Consideration transferred										33.8
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents										1.2			1.9
Acquisition, net of cash acquired														1.9
Identifiable intangible assets										10.7					2.8
Cash paid per share of Spartech (in dollars per share)												$ 2.67
Polyone shares per Spartech share												0.3167
Estimated purchase price											438
Acquisition costs related to this acquisition	2	4.5	1														3.9	3.3
Acquisition purchase price in cash							3.3							486.1	21.8
Potential consideration based on performance metrics, time period															3 years
Net proceeds from senior secured term loan				0	285.5	353.6										285.5
Percentage of ownership								51.00%
Goodwill	$ 405.5	$ 395.5		$ 405.5	$ 395.5	$ 164.1				$ 10					$ 6.3

Business Combinations (Preliminary Allocation Of Purchase Price) (Details) (ColorMatrix, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 21, 2011
Business Acquisition [Line Items]
Cash and cash equivalents	$ 1.9
Accounts receivables	30.7
Inventories	30.9
Other current assets	5.7
Property, net	29.4
Other non-current assets	0
Other intangible assets, net	275.4
Goodwill	224.6	224.6
Total assets acquired	598.6
Accounts payable	16.2
Accrued expenses and other liabilities	3.7
Other non-current liabilities	90.7
Total liabilities assumed	110.6
Net assets acquired	488
Initial Allocation
Business Acquisition [Line Items]
Cash and cash equivalents		1.9
Accounts receivables		30.7
Inventories		32.8
Other current assets		7.1
Property, net		25.4
Other non-current assets		1.3
Other intangible assets, net		276
Goodwill		225.8
Total assets acquired		601
Accounts payable		16.2
Accrued expenses and other liabilities		3.5
Other non-current liabilities		93.3
Total liabilities assumed		113
Net assets acquired		488
Adjustments to Fair Value
Business Acquisition [Line Items]
Cash and cash equivalents	0
Accounts receivables	0
Inventories	(1.9)
Other current assets	(1.4)
Property, net	4
Other non-current assets	(1.3)
Other intangible assets, net	(0.6)
Goodwill	(1.2)
Total assets acquired	(2.4)
Accounts payable	0
Accrued expenses and other liabilities	0.2
Other non-current liabilities	(2.6)
Total liabilities assumed	(2.4)
Net assets acquired	$ 0

Business Combinations - Pro Forma (Details) (ColorMatrix, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
ColorMatrix
Business Acquisition [Line Items]
Net Sales	$ 2,909.6	$ 2,695.6
Net Income	$ 156.5	$ 157.7

Goodwill And Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012 project	Dec. 31, 2011	Dec. 31, 2010	Dec. 19, 2012 Glasforms, Inc.	Dec. 31, 2012 ColorMatrix	Dec. 21, 2011 ColorMatrix	Jan. 03, 2011 Uniplen	Dec. 31, 2012 GLS Corporation
Goodwill and Intangible Assets [Line Items]
Business acquisition, goodwill amount				$ 10	$ 224.6	$ 224.6	$ 6.3
Business acquisition, tax deductible goodwill						40.7
Indefinite-lived other intangible assets	112.2
Trade names acquired					63.1			33.2
In-process R&D acquired					15.9
Number of R&D in process projects	2
Amortization of other finite-lived intangible assets	$ 13.2	$ 3.8	$ 3.7

Goodwill And Intangible Assets (Goodwill By Operating Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Balance, beginning of period	$ 395.5	$ 164.1
Goodwill, gross at January 1, 2011			367.4
Accumulated impairment losses			(203.3)
Acquisitions of businesses	10.6	230.9
Currency translation and other adjustments	(0.6)	0.5
Balance, end of period	405.5	395.5
Global Specialty Engineered Materials
Goodwill [Roll Forward]
Balance, beginning of period	89.2	82.6
Goodwill, gross at January 1, 2011			94.8
Accumulated impairment losses			(12.2)
Acquisitions of businesses	10	6.3
Currency translation and other adjustments	(0.6)	0.3
Balance, end of period	98.6	89.2
Global Color, Additives and Inks
Goodwill [Roll Forward]
Balance, beginning of period	297.3	72.5
Goodwill, gross at January 1, 2011			88.6
Accumulated impairment losses			(16.1)
Acquisitions of businesses	0.6	224.6
Currency translation and other adjustments	0	0.2
Balance, end of period	297.9	297.3
Performance Products and Solutions
Goodwill [Roll Forward]
Balance, beginning of period	7.4	7.4
Goodwill, gross at January 1, 2011			182.4
Accumulated impairment losses			(175)
Acquisitions of businesses	0	0
Currency translation and other adjustments	0	0
Balance, end of period	7.4	7.4
PolyOne Distribution
Goodwill [Roll Forward]
Balance, beginning of period	1.6	1.6
Goodwill, gross at January 1, 2011			1.6
Accumulated impairment losses			0
Acquisitions of businesses	0	0
Currency translation and other adjustments	0	0
Balance, end of period	$ 1.6	$ 1.6

Goodwill And Intangible Assets (Carrying Value And Accumulated Amortization Of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	$ 386	$ 374.5
Accumulated Amortization	(46.6)	(33.4)
Currency Translation	0.6	0.8
Net	340	341.9
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	173.1	168.9
Accumulated Amortization	(25.7)	(17.7)
Currency Translation	0.5	0.7
Net	147.9	151.9
Sales contracts
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	11.4	11.4
Accumulated Amortization	(10.8)	(10.8)
Currency Translation	0	0
Net	0.6	0.6
Patents, technology and other
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	89.3	82
Accumulated Amortization	(10.1)	(4.9)
Currency Translation	0.1	0.1
Net	79.3	77.2
Indefinite-lived trade names
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	96.3	96.3
Accumulated Amortization	0	0
Currency Translation	0	0
Net	96.3	96.3
In-process research and development
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	15.9	15.9
Accumulated Amortization	0	0
Currency Translation	0	0
Net	$ 15.9	$ 15.9

Goodwill And Intangible Assets Schedule of Future Amortization (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 13.9
2014	13.8
2015	13.6
2016	13.6
2017	$ 13.6

Financing Arrangements (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended			1 Months Ended						12 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Senior Secured Term	Jul. 31, 2010 Line of Credit [Member]	Nov. 30, 2011 8.875% Senior Notes Due 2012	Oct. 23, 2012 Bridge Loan Bank of America, NA, Merrill Lunch, Pierce, Fenner and Smith Incorporated, Wells Fargo Securities, LLC and WF Investment Holdings, LLC	Dec. 21, 2011 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility LIBOR	Dec. 31, 2012 Revolving Credit Facility Prime Rate	Dec. 31, 2012 Revolving Credit Facility Various Banks	Dec. 21, 2011 Letter of Credit [Member]	Nov. 30, 2011 8.875% Senior Notes Due 2012 Senior Notes	Sep. 30, 2010 8.875% Senior Notes Due 2012 Senior Notes	Dec. 31, 2012 Debentures Due December 2015 Convertible Debt	Dec. 21, 2011 Senior secured term loan due 2017 Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 Senior Secured Term	Dec. 31, 2011 Senior secured term loan due 2017 Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 LIBOR Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 Prime Rate Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 Interest Rate Floor LIBOR Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 U.S. Subsidiaries Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 Direct Foreign Subsidiaries Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 Minimum Senior Secured Term	Sep. 30, 2010 7.375% senior notes due 2020 Senior Notes	Dec. 31, 2012 7.375% senior notes due 2020 Senior Notes	Feb. 28, 2010 6.52% Medium-Term Notes Medium-term Notes	Dec. 31, 2012 Below 10% Revolving Credit Facility	Dec. 31, 2012 Less than 50% Revolving Credit Facility	Dec. 31, 2012 Greather than 50% Revolving Credit Facility	Dec. 31, 2011 Other assets	Sep. 30, 2010 Other assets 7.375% senior notes due 2020 Senior Notes	Jul. 31, 2010 Debt extinguishment costs Line of Credit [Member]	Sep. 30, 2010 Debt extinguishment costs 8.875% Senior Notes Due 2012 Senior Notes
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 250,000,000						$ 50,000,000
Underwriting fee								1.25%
Funding fee								0.25%
Underwriting and funding fee owed on rollover anniversary date, time period								3 months
Line of credit term								1 year	5 years
Roll-over fee								1.75%
Loan term					10 years
Planned financing upon Spartech acquisition	250,000,000	250,000,000
Potential increase in maximum borrowing capacity													100,000,000
Potential maximum borrowing capacity													400,000,000
Potential accordion feature													50,000,000
Deferred financing costs	3,100,000	3,100,000
Amortization of financing costs	1,300,000	1,300,000
Maximum amount oustanding during period									300,000,000									300,000,000
Unamortized discount	2,500,000	2,500,000																	2,500,000	3,000,000
Term loan LIBOR floor																							1.25%
Leverage Ratio Used to Determine Applicable Margin on Term Loan																										225.00%
Term loan interest rate																					3.75%	2.75%
Term loan effective interest rate																				5.70%
Voting capital stock pledge percentage																								100.00%	65.00%
Annual principal payments																			3,000,000
Revolving credit facility increase									350,000,000
Margin percentage											2.00%	1.00%
Fixed charge coverage ratio as stated in the loan agreement																														1.1
Maximum credit facility, percentage																														10.00%	50.00%	50.00%
Revolver credit facility fee, percentage																															0.50%	0.38%
Current borrowing capacity										171,200,000
Repayment of long-term debt instrument		3,000,000	42,900,000	317,100,000		40,000,000									22,900,000														20,000,000
Stated interest rate							8.88%									8.88%	7.50%										7.38%	7.38%	6.52%
Amortization of Debt Discount (Premium)															900,000	25,700,000
Senior unsecured notes																257,100,000											360,000,000
Debt financing related costs																																	12,500,000	7,300,000
Deferred financing costs, amortization period (years)																											10 years
Debt extinguishment costs		0	(900,000)	(29,500,000)												700,000																			1,400,000
Write-off of deferred note issuance costs																																				1,700,000
Amount oustanding						40,000,000
Interest income		800,000	700,000	2,900,000
Total interest paid on long-term and short-term borrowings		$ 45,800,000	$ 32,000,000	$ 30,300,000

Financing Arrangements (Components Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Sep. 30, 2010
Debt Instrument [Line Items]
Total before unamortized discount	$ 706.9	[1]	$ 707	[1]
Less short-term and current portion of long-term debt	3.8	[1]	3	[1]
Total long-term debt, net of current portion	703.1	[1]	704	[1]
Other Debt
Debt Instrument [Line Items]
Total before unamortized discount	2.4		0
Debentures Due December 2015 | Convertible Debt
Debt Instrument [Line Items]
Total before unamortized discount	50	[1]	50	[1]
Stated interest rate	7.50%
Senior secured term loan due 2017 | Senior Secured Term
Debt Instrument [Line Items]
Total before unamortized discount	294.5	[1]	297	[1]
7.375% senior notes due 2020 | Senior Notes
Debt Instrument [Line Items]
Total before unamortized discount	$ 360	[1]	$ 360	[1]
Stated interest rate	7.38%				7.38%

[1]	Book values include unamortized discounts, where applicable.

Long-Term Debt Maturity Schedule (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 3.8
2014	3
2015	53
2016	3
2017	285
Thereafter	361.6
Aggregate maturities	709.4
Less: unamortized discounts	(2.5)
Total before unamortized discount	$ 706.9	[1]	$ 707	[1]

[1]	Book values include unamortized discounts, where applicable.

Leasing Arrangements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Rent expense	$ 20.2	$ 21.2	$ 21.9
2013	21.5
2014	16.7
2015	11.6
2016	7.9
2017	6.3
Thereafter	12.4
Total	$ 76.4

Accounts Receivable (Components Of Accounts Receivable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables [Abstract]
Trade accounts receivable	$ 318.2	$ 314.8
Allowance for doubtful accounts	(4.3)	(4.8)	(4.1)	(5.9)
Accounts receivable, net	$ 313.9	$ 310

Accounts Receivable (Changes In Allowance For Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Provision for doubtful accounts from continuing operations	$ 0.2	$ 2	$ 2.5
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of the year	(4.8)	(4.1)	(5.9)
Accounts written off	0.4	1	4.1
Currency translation and other adjustments	0.3	0.3	0.2
Balance at end of year	$ (4.3)	$ (4.8)	$ (4.1)

Inventories (Components Of Inventories) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
At FIFO cost:
Finished products	$ 165	$ 151.4
Work in process	2.4	1.8
Raw materials and supplies	77	81.6
Inventories, net	$ 244.4	$ 234.8

Other Balance Sheet Liabilities (Components Of Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Accrued expenses and other liabilities, Employment costs	$ 81.5	$ 79.4
Accrued expenses and other liabilities, Environmental	10.8	12
Accrued expenses and other liabilities, Taxes	17.2	18.7
Accrued expenses and other liabilities, Pension and other post-employment benefits	5.9	7.3
Accrued expenses and other liabilities, Interest	8	8.3
Accrued expenses and other liabilities, Other	18.5	15.5
Accrued expenses and other liabilities, Total	141.9	141.2
Non-current liabilities, Employment costs	22.7	21.7
Non-current liabilities, Environmental	64.6	64.2
Non-current liabilities, Taxes	31.8	21.3
Non-current liabilities, Pension and other post-employment benefits	0	0
Non-current liabilities, Interest	0	0
Non-current liabilities, Other	14.8	13.5
Non-current liabilities, Total	$ 133.9	$ 120.7

Property (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, gross	$ 1,120.6	$ 1,067.7
Less accumulated depreciation and amortization	(734.8)	(693.1)
Property, net	385.8	374.6
Depreciation expense	52.6	49.4	47
Land and land improvements
Property, Plant and Equipment [Line Items]
Property, gross	34.7	34.5
Buildings
Property, Plant and Equipment [Line Items]
Property, gross	241.4	234.1
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, gross	$ 844.5	$ 799.1

Employee Benefit Plans (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Pre-tax charge related to actuarial (gains) losses	$ 42,000,000	$ 83,800,000		$ 83,800,000	$ (9,600,000)
Defined company contributions, percentage			2.00%
Company matching contributions, percentage			6.00%
Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Percentage of equity securities, minimum			0.00%
Percentage of equity securities, maximum			10.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of equity securities, minimum			35.00%
Percentage of equity securities, maximum			15.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of equity securities, minimum			50.00%
Percentage of equity securities, maximum			75.00%
Large-cap equity | Minimum
Defined Benefit Plan Disclosure [Line Items]
Market capitalization	10,000,000,000		10,000,000,000
Mid-cap equity | Minimum
Defined Benefit Plan Disclosure [Line Items]
Market capitalization	2,000,000,000		2,000,000,000
Mid-cap equity | Maximum
Defined Benefit Plan Disclosure [Line Items]
Market capitalization	10,000,000,000		10,000,000,000
Small-cap equity | Maximum
Defined Benefit Plan Disclosure [Line Items]
Market capitalization	2,000,000,000		2,000,000,000
International equity | Minimum
Defined Benefit Plan Disclosure [Line Items]
Market capitalization	2,000,000,000		2,000,000,000
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pre-tax charge related to actuarial (gains) losses			44,000,000	83,400,000	10,600,000
Employer contributions to defined benefit plans	75,000,000		75,000,000
Pension Benefits | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan discretionary contribution	50,000,000		50,000,000
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
Pre-tax charge related to actuarial (gains) losses			(2,000,000)	400,000	(1,000,000)
Employer contributions to defined benefit plans	$ 2,000,000		2,000,000

Employee Benefit Plans (Change In Benefit Obligation, Change In Plan Assets And Components Of Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets:
Plan assets ��� beginning of year	$ 335.6
Company contributions	40
Plan assets ��� end of year	410.4
Pension Benefits
Change in benefit obligation:
Projected benefit obligation ��� beginning of year	543.5	514.4
Service cost	1.5	1.6	1.6
Interest cost	27.2	28.3	29.7
Actuarial loss (gain)	63.4	38.4
Participant contributions
Benefits paid	(39.8)	(38.7)
Other	1.4	(0.5)
Projected benefit obligation ��� end of year	597.2	543.5	514.4
Projected salary increases	2.8	2.6
Accumulated benefit obligation	594.4	540.9
Change in plan assets:
Plan assets ��� beginning of year	335.6	354.6
Actual return on plan assets	46.9	(15.9)
Company contributions	66.8	35.6
Plan participants��� contributions
Benefits paid	(39.8)	(38.7)
Other	0.9	0
Plan assets ��� end of year	410.4	335.6	354.6
Under-funded status at end of year	(186.8)	(207.9)
Health Care Benefits
Change in benefit obligation:
Projected benefit obligation ��� beginning of year	21.9	23.2
Service cost	0	0	0
Interest cost	0.8	1	1.2
Actuarial loss (gain)	(2)	0.4
Participant contributions	0.5	0.8
Benefits paid	(2.7)	(3.3)
Other	0.4	(0.2)
Projected benefit obligation ��� end of year	18.9	21.9	23.2
Projected salary increases
Accumulated benefit obligation	18.9	21.9
Change in plan assets:
Plan assets ��� beginning of year	0	0
Actual return on plan assets
Company contributions	2	2.5
Plan participants��� contributions	0.5	0.8
Benefits paid	(2.7)	(3.3)
Other	0.2
Plan assets ��� end of year	0	0	0
Under-funded status at end of year	$ (18.9)	$ (21.9)

Employee Benefit Plans (Amounts Included In Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses and other liabilities	$ 4	$ 4.3
Other non-current liabilities	182.8	203.6
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses and other liabilities	1.9	3
Other non-current liabilities	$ 17	$ 18.9

Employee Benefit Plans (Change In AOCI) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior year	$ 0.3	$ 0.5
Prior service (cost) credit recognized during year	0	(0.2)
Other adjustments	0	0
Current year	0.3	0.3
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior year	(17.4)	(34.9)
Prior service (cost) credit recognized during year	17.4	17.4
Other adjustments	0	0.1
Current year	$ 0	$ (17.4)

Employee Benefit Plans (Schedule Of Projected And Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 596.4	$ 542.8
Accumulated benefit obligation	593.6	540.3
Fair value of plan assets	409.6	334.9
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	18.9	21.9
Accumulated benefit obligation	18.9	21.9
Fair value of plan assets	$ 0	$ 0

Employee Benefit Plans (Weighted Average Assumptions Used To Determine Benefit Obligation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	4.12%	5.11%
Health Care Benefits
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	3.71%	4.51%
Benefit Obligation | Health Care Benefits
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	7.39%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.63%	5.00%
Year that the rate reaches the ultimate trend rate	2025	2019

Employee Benefit Plans (Impact Of One Percentage Point Change In Assumed Health Care Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
One Percentage Point Increase, Effect on total of service and interest cost	$ 0.1
One Percentage Point Decrease, Effect on total of service and interest cost	(0.1)
One Percentage Point Increase, Effect on post-retirement benefit obligation	1.3
One Percentage Point Decrease, Effect on post-retirement benefit obligation	$ (1.1)

Employee Benefit Plans (Components Of Net Period Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pension Benefits	Dec. 31, 2011 Pension Benefits	Dec. 31, 2010 Pension Benefits	Dec. 31, 2012 Health Care Benefits	Dec. 31, 2011 Health Care Benefits	Dec. 31, 2010 Health Care Benefits
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost					$ 1.5	$ 1.6	$ 1.6	$ 0	$ 0	$ 0
Interest cost					27.2	28.3	29.7	0.8	1	1.2
Expected return on plan assets					(27.6)	(29.2)	(26.2)	0	0	0
Amortization of prior service cost					0	0.2	0.8	(17.4)	(17.4)	(17.4)
Mark-to-market actuarial net losses (gains)	42	83.8	83.8	(9.6)	44	83.4	10.6	(2)	0.4	(1)
Other					0	0	0	0	0	0.2
Net periodic benefit cost (gain)					$ 45.1	$ 84.3	$ 16.5	$ (18.6)	$ (16)	$ (17)

Employee Benefit Plans (Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.11%	5.71%	6.17%
Expected long-term return on plan assets	8.43%	8.50%	8.50%
Health Care Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.66%	5.07%	5.61%
Expected long-term return on plan assets	0.00%	0.00%	0.00%
Net Periodic Benefit Cost | Health Care Benefits
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	8.35%	8.50%	9.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2018	2016

Employee Benefit Plans (Fair Values Of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 410.4	$ 335.6
Cash
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3.4	4.5
Common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	44.9	12.2
Large-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	94.3	44
Mid-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	42.3	36.4
Small-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	39.8	34.1
International equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	80.6	115.6
Fixed-income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	39.3	24.4
Multi-asset mutual fund
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	32.6	32.4
Floating rate income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	33.2	32
Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	314.4	252.2
Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3.4	4.5
Quoted Prices in Active Markets (Level 1) | Common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Quoted Prices in Active Markets (Level 1) | Large-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	43.2	27
Quoted Prices in Active Markets (Level 1) | Mid-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	42.3	36.4
Quoted Prices in Active Markets (Level 1) | Small-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	39.8	34.1
Quoted Prices in Active Markets (Level 1) | International equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	80.6	61.4
Quoted Prices in Active Markets (Level 1) | Fixed-income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	39.3	24.4
Quoted Prices in Active Markets (Level 1) | Multi-asset mutual fund
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	32.6	32.4
Quoted Prices in Active Markets (Level 1) | Floating rate income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	33.2	32
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	96	83.4
Significant Other Observable Inputs (Level 2) | Cash
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Other Observable Inputs (Level 2) | Common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	44.9	12.2
Significant Other Observable Inputs (Level 2) | Large-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	51.1	17
Significant Other Observable Inputs (Level 2) | Mid-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Other Observable Inputs (Level 2) | Small-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Other Observable Inputs (Level 2) | International equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	54.2
Significant Other Observable Inputs (Level 2) | Fixed-income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Other Observable Inputs (Level 2) | Multi-asset mutual fund
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Other Observable Inputs (Level 2) | Floating rate income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Cash
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Large-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Mid-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Small-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | International equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Fixed-income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Multi-asset mutual fund
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Floating rate income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 0	$ 0

Employee Benefit Plans (Estimated Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	$ 38.5
2014	38.5
2015	39.4
2016	39.1
2017	39.3
2018 through 2022	198.8
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	1.9
2014	1.9
2015	1.8
2016	1.8
2017	1.7
2018 through 2022	7.2
Medicare Part D Subsidy
Defined Benefit Plan Disclosure [Line Items]
2013	0.1
2014	0.1
2015	0.1
2016	0.1
2017	0.1
2018 through 2022	$ 0.4

Employee Benefit Plans (Schedule Of Contributions To The Retirement Savings Plan) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Retirement savings match	$ 7.6	$ 7.1	$ 6.2
Retirement benefit contribution	3.8	3.9	3.6
Total contributions	$ 11.4	$ 11	$ 9.8

Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pending Litigation Spartech Class Action Lawsuits purported_class_action_lawsuit	Dec. 31, 2012 Pending Litigation Delaware Stockholder Actions purported_class_action_lawsuit	Dec. 31, 2012 Pending Litigation Missouri Federal Action [Member] purported_class_action_lawsuit	Feb. 28, 2011 SunBelt	Dec. 31, 2012 SunBelt
Loss Contingencies [Line Items]
Accrued probable future environmental expenditures	$ 75.4	$ 76.2
Reimbursement of previously incurred environmental costs	0.1	3.3	16.7
Remediation costs, payment period	30 years
Number of class action lawsuits				5	2	1
Debt Instrument Guarantee Assumed By Acquirer							$ 42.7	$ 30.5

Commitments And Contingencies (Schedule Of Changes In Environmental Accrued Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrual for Environmental Loss Contingencies [Roll Forward]
Balance at beginning of the year	$ 76.2	$ 87.4	$ 81.7
Environmental remediation expenses	12.8	9.7	20.5
Cash payments	(13.7)	(20.8)	(15.1)
Currency translation and other adjustments	0.1	(0.1)	0.3
Balance at end of year	$ 75.4	$ 76.2	$ 87.4

Commitments And Contingencies (Guarantees) (Details) (SunBelt, USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2012
SunBelt
Commitments And Related-Party Information [Line Items]
Percentage of equity interest sold	50.00%
Cash received from equity interest sold	$ 132.3
Aggregate principal amount of senior secured notes	42.7
Debt Instrument Guarantee Assumed By Acquirer	$ 42.7	$ 30.5

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income tax (expense) benefit	$ (30.1)	$ (15.5)	$ 56.7
Change in valuation allowances of deferred tax assets		(13)	107.1
Change in amount due to likelihood of realization			75
Valuation allowances against these loss carryforwards	15.2
Undistributed earnings of non-United States subsidiaries	228
Income tax payments	30.8	32.6	9.5
Income tax refunds	13	1	7.7
Liability for uncertain tax positions	14.5
Income tax penalties and interest expense	2.3	1.5	0.9
Combined State
Income Taxes [Line Items]
Net operating loss carryforwards	313.9
Foreign Subsidiaries
Income Taxes [Line Items]
Net operating loss carryforwards	72
Valuation Allowance, Operating Loss Carryforwards
Income Taxes [Line Items]
Change in valuation allowances of deferred tax assets			$ 32.1

Income Taxes (Schedule Of Income (Loss) Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Domestic	$ 46.2	$ 120.2	$ 46.3
Foreign	37.1	48.7	49.5
Income from continuing operations, before income taxes	$ 83.3	$ 168.9	$ 95.8

Income Taxes (Summary Of Income Tax (Expense) Benefit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ (1.7)	$ 3.1	$ (4.8)
State	(0.9)	(1.2)	(0.8)
Foreign	(14.7)	(14.1)	(11.5)
Total current	(17.3)	(12.2)	(17.1)
Deferred:
Federal	(15.8)	(18.8)	75.6
State	0.1	13.9	4.8
Foreign	2.9	1.6	(6.6)
Deferred Income Expense from Continuing Operations	12.8	3.3	(73.8)
Income tax (expense) benefit	$ (30.1)	$ (15.5)	$ 56.7

Income Taxes (Difference Between Effective Income Tax Rate And U.S. Statutory Rate) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Federal tax rate		35.00%
Computed tax expense at 35% of income before income taxes		$ (29.2)	$ (59.1)	$ (33.5)
State tax, net of federal benefit		(1.3)	(2.2)	(3.2)
Differences in rates of foreign operations		3.3	3.9	1.3
Changes in valuation allowances		(0.9)	13	106.4
Impact of foreign dividends		0	0	(11.5)
Tax benefits associated with O���Sullivan Engineered Films	29.5	0	29.5	0
Recognition of uncertain tax positions		0.1	(4.5)	(2)
Other, net		(2.1)	3.9	(0.8)
Income tax (expense) benefit		$ (30.1)	$ (15.5)	$ 56.7

Income Taxes (Components Of Deferred Tax Liabilities And Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax liabilities:
Tax over book depreciation	$ 36.6	$ 39.3
Intangibles	97.8	97.5
Other, net	8.4	10.2
Total deferred tax liabilities	142.8	147
Deferred tax assets:
Post-retirement benefits other than pensions	6.3	7.3
Employment cost and pension	71.6	72.8
Environmental	25.5	25.9
Net operating loss carryforwards	20	25.3
State taxes	20.3	21.1
Other, net	9.6	13.6
Total deferred tax assets	153.3	166
Tax valuation allowance	(18.9)	(18.4)
Net deferred tax (liabilities) assets	$ (8.4)	$ 0.6

Income Taxes (Changes In Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of January 1	$ 15.1	$ 9.9	$ 8.1
Additions based on tax positions related to the current year	0.2	4.5	1.6
Additions for tax positions of prior years	0	1.3	1
Reductions for tax positions of prior years	(0.4)	(0.6)	0
Settlements and other	(0.4)	0	(0.8)
Balance as of December 31	$ 14.5	$ 15.1	$ 9.9

Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	May 09, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Shares reserved for grant	5,000,000
Increase in authorized shares	2,000,000
Options exercised in period		300,000
Options outstanding (less than 100,000)		100,000
Stock options exercised, intrinsic value		$ 1.5	$ 1.1	$ 1.8
Cash received from stock options exercise		2.7	1.7	7.4
Stock appreciation rights
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Granted, Shares		783,100	539,300	793,200
Vesting period		3 years	3 years	3 years
Forfeitures percentage		3.00%	3.00%	3.00%
Intrinsic value of SARS exercised		25.5	8	8.9
Unrecognized compensation cost		4
Weighted-average remaining contractual term		18 months
Nonvested, balance		2,097,000	3,734,000
Weighted-average grant date fair value		$ 6.92	$ 8.12	$ 3.9
Stock appreciation rights | Maximum
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Stock awards expiration		10 years
Stock appreciation rights | Minimum
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Stock awards expiration		7 years
Restricted stock units
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Granted, Shares		591,300	336,300	510,700
Vesting period		3 years
Unrecognized compensation cost		$ 7.1
Weighted-average remaining contractual term		15 months
Nonvested, balance		1,300,000
Weighted-average grant date fair value		$ 12.29
Vests Rateably over 3 Years | Stock Options
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Award vesting percentage		33.33%

Share-Based Compensation (Summary Of Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Share-based compensation	$ 10.4	$ 5.4	$ 4.4
Stock appreciation rights
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Share-based compensation	5.1	2.3	1.9
Restricted stock units
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Share-based compensation	$ 5.3	$ 3.1	$ 2.5

Share-Based Compensation (Summary Of Assumptions Related To Grants) (Details) (Stock appreciation rights, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock appreciation rights
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Expected volatility (weighted-average)	53.00%	56.00%	58.00%
Expected dividends	1.37%	0.00%	0.00%
Expected term (in years)	8 years	6 years	4 years 6 months
Risk-free rate	2.05%	2.86%	2.26%
Value of SARs granted	$ 6.92	$ 8.12	$ 3.9

Share-Based Compensation (Summary Of Stock Appreciation Rights) (Details) (Stock appreciation rights, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock appreciation rights
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Outstanding, Aggregate Intrinsic Value	$ 19.2	$ 18.1
Shares
Outstanding as of January 1, 2011, Shares	3,734,000
Granted, Shares	783,100	539,300	793,200
Exercised, Shares	(2,353,000)
Forfeited or expired, Shares	(67,000)
Outstanding as of December 31, 2011, Shares	2,097,000	3,734,000
Outstanding, vested and exercisable as of December 31, 2011, Shares	743,000
Weighted-Average Exercise Price Per Share
Outstanding as of January 1, 2011, Weighted-Average Exercise Price Per Share	$ 7.15
Granted, Weighted-Average Exercise Price Per Share	$ 14.55
Exercised, Weighted-Average Exercise Price Per Share	$ 5.79
Forfeited or expired, Weighted-Average Exercise Price Per Share	$ 11.21
Outstanding as of December 31, 2011, Weighted-Average Exercise Price Per Share	$ 11.31	$ 7.15
Outstanding, vested and exercisable as of December 31, 2011, Weighted Average Exercise Price Per Share	$ 7.5
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding as of January 1, 2011, Weighted-Average Remaining Contractual Term	6 years 6 months 29 days	4 years 2 months 26 days
Outstanding as of December 31, 2011, Weighted-Average Remaining Contractual Term	6 years 6 months 29 days	4 years 2 months 26 days
Vested and exercisable as of December 31, 2011, Weighted-Average Remaining Contractual Term	4 years 0 months 29 days
Vested and exercisable as of December 31, 2011, Aggregate Intrinsic Value	$ 9.8

Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 grade_resin molder_and_extruder supplier	Feb. 28, 2011 SunBelt	Dec. 31, 2010 SunBelt	Nov. 30, 2010 Bayone	Dec. 21, 2011 ColorMatrix
Segment Reporting Information [Line Items]
Acquisition of outstanding equity interest					$ 486.1
PolyOne's ownership of Equity-Method Investee		50.00%	50.00%	50.00%
Number of products under distribution	3,500
Number of products sold	6,000
Number of suppliers	20

Segment Information (Schedule Of Segment Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales to External Customers																	$ 2,860.8		$ 2,506.2
Intersegment Sales																	0	0	0
Total Sales																	2,860.8	2,709.4	2,506.2
Operating Income	13.3	[1]	43.5	[2]	43.3	[3]	37.4	[4]	(46.2)	[5]	33.4	[6]	42.4	[7]	173.4	[8]	137.5	203	159.2
depreciation from continuing operations																	65.8	53.2	50.7
payments to acquire property from continuing operations																	54.8	50.4	37.3
Depreciation and Amortization																	69.8	57.5	55.2
Capital Expenditures																	57.4	54.1	39.5
Total Assets	2,128								2,078.1								2,128	2,078.1	1,671.9
Global Specialty Engineered Materials
Segment Reporting Information [Line Items]
Sales to External Customers																	504.9	540.2	485.2
Intersegment Sales																	38.7	34.9	32.2
Total Sales																	543.6	575.1	517.4
Operating Income																	47	45.9	49.7
Depreciation and Amortization																	14.3	14.8	13.6
Capital Expenditures																	12.9	9.2	7.4
Total Assets	396.6								349.7								396.6	349.7	346.3
Global Color, Additives and Inks
Segment Reporting Information [Line Items]
Sales to External Customers																	776.1	615	588.5
Intersegment Sales																	2.1	2.7	3.3
Total Sales																	778.2	617.7	591.8
Operating Income																	75.3	50.2	42.5
Depreciation and Amortization																	32.9	19.6	16.7
Capital Expenditures																	28.2	14.9	17.2
Total Assets	901.7								927.1								901.7	927.1	355.6
Performance Products and Solutions
Segment Reporting Information [Line Items]
Sales to External Customers																	554.9	562.1	524
Intersegment Sales																	75.4	77	72.5
Total Sales																	630.3	639.1	596.5
Operating Income																	38.8	27.7	32.8
Depreciation and Amortization																	13.7	15	14.5
Capital Expenditures																	4.6	12.7	6.5
Total Assets	205.4								222.5								205.4	222.5	224.1
PolyOne Distribution
Segment Reporting Information [Line Items]
Sales to External Customers																	1,024.9	992.1	908.5
Intersegment Sales																	5.4	4.4	3.4
Total Sales																	1,030.3	996.5	911.9
Operating Income																	66	56	42
Depreciation and Amortization																	0.7	0.7	1.2
Capital Expenditures																	0.6	0.2	0.3
Total Assets	212.9								183.5								212.9	183.5	159.8
Corporate and eliminations
Segment Reporting Information [Line Items]
Sales to External Customers																	0	0	0
Intersegment Sales																	(121.6)	(119)	(111.4)
Total Sales																	(121.6)	(119)	(111.4)
Operating Income																	(89.6)	23.2	(7.8)
Depreciation and Amortization																	4.2	3.1	4.7
Capital Expenditures																	8.5	13.4	5.9
Total Assets	$ 411.4								$ 395.3								$ 411.4	$ 395.3	$ 586.1

[1]	Included for the fourth quarter 2012 are: 1) gains from the SunBelt earn-out of $23.0 million, 2) mark-to-market pension and other post-retirement benefit losses of $42.0 million, 3) environmental remediation costs of $3.1 million, 4) acquisition-related costs of $2.0 million, 5) bridge loan commitment fees of $1.3 million and 6) employee separation and plant phaseout costs of $1.0 million.
[2]	Included for the third quarter 2012 are: 1) $5.2 million in environmental remediation costs and 2) $1.3 million in employee separation and plant phaseout costs.
[3]	Included for the second quarter 2012 are:1) $8.7 million in employee separation and plant phaseout costs and 2) environmental remediation costs of $2.9 million.
[4]	Included for the first quarter 2012 are: 1) $5.4 million related to expensing the fair market value of acquired ColorMatrix inventory and 2) environmental remediation costs of $1.6 million.
[5]	Included for the fourth quarter 2011 are: 1) gains from the SunBelt earn-out of $18.1 million, 2) a tax benefit of $29.5 million related to our investment in O���Sullivan Engineered Films, 3) a tax benefit of $8.9 million primarily associated with the reversal of valuation allowances, 4) mark-to-market pension and other post-retirement benefit losses of $83.8 million, 5) acquisition-related costs of $4.5 million, 6) environmental remediation costs of $1.8 million and 7) employee separation and plant phaseout costs of $1.0 million.
[6]	Included for the third quarter 2011 are: 1) gains related to reimbursements of previously incurred environmental remediation costs of $1.3 million, 2) environmental remediation costs of $4.8 million and 3) employee separation and plant phaseout costs of $1.1 million.
[7]	Included for the second quarter 2011 are: 1) royalty income of $1.3 million and 2) environmental remediation costs of $1.6 million.
[8]	Included for the first quarter 2011 are: 1) gains of $128.2 million from the sale of our equity interest in SunBelt, 2) gains related to reimbursements of previously incurred environmental remediation costs of $1.9 million, 3) environmental remediation costs of $1.5 million and 4) acquisition-related costs of $1.0 million.

Segment Information (Schedule Of Earnings Of Equity Affiliates) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Earnings of equity affiliates:	$ 128.2	$ 23.4	$ 152	$ 42
Global Color, Additives and Inks
Segment Reporting Information [Line Items]
Earnings of equity affiliates:		0	0	2.6
Corporate and eliminations
Segment Reporting Information [Line Items]
Earnings of equity affiliates:		$ 23.4	$ 152	$ 39.4

Segment Information (Schedule Of Revenue And Long-Lived Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales:	$ 651	[1]	$ 707.7	[2]	$ 756.6	[3]	$ 745.5	[4]	$ 609.2	[5]	$ 694	[6]	$ 723.4	[7]	$ 682.8	[8]	$ 2,860.8	$ 2,709.4	$ 2,506.2
Long-lived assets:	385.8								374.6								385.8	374.6
(In millions)
Segment Reporting Information [Line Items]
Net sales:																	1,724.1	1,628.3	1,572
Long-lived assets:	240.9								235.2								240.9	235.2	214.4
Europe
Segment Reporting Information [Line Items]
Net sales:																	488.1	491.3	454.5
Long-lived assets:	82.2								86.9								82.2	86.9	88.3
Canada
Segment Reporting Information [Line Items]
Net sales:																	248.1	248.7	214.6
Long-lived assets:	5.7								5.9								5.7	5.9	5.5
Asia
Segment Reporting Information [Line Items]
Net sales:																	221.2	196.3	190.8
Long-lived assets:	45.1								39.3								45.1	39.3	38.5
Mexico
Segment Reporting Information [Line Items]
Net sales:																	103.2	91.3	59.1
South America
Segment Reporting Information [Line Items]
Net sales:																	37.5	42.2	1.6
Long-lived assets:	8.4								4.6								8.4	4.6	1.6
Other
Segment Reporting Information [Line Items]
Net sales:																	38.6	11.3	13.6
Long-lived assets:	$ 3.5								$ 2.7								$ 3.5	$ 2.7	$ 2.7

[1]	Included for the fourth quarter 2012 are: 1) gains from the SunBelt earn-out of $23.0 million, 2) mark-to-market pension and other post-retirement benefit losses of $42.0 million, 3) environmental remediation costs of $3.1 million, 4) acquisition-related costs of $2.0 million, 5) bridge loan commitment fees of $1.3 million and 6) employee separation and plant phaseout costs of $1.0 million.
[2]	Included for the third quarter 2012 are: 1) $5.2 million in environmental remediation costs and 2) $1.3 million in employee separation and plant phaseout costs.
[3]	Included for the second quarter 2012 are:1) $8.7 million in employee separation and plant phaseout costs and 2) environmental remediation costs of $2.9 million.
[4]	Included for the first quarter 2012 are: 1) $5.4 million related to expensing the fair market value of acquired ColorMatrix inventory and 2) environmental remediation costs of $1.6 million.
[5]	Included for the fourth quarter 2011 are: 1) gains from the SunBelt earn-out of $18.1 million, 2) a tax benefit of $29.5 million related to our investment in O���Sullivan Engineered Films, 3) a tax benefit of $8.9 million primarily associated with the reversal of valuation allowances, 4) mark-to-market pension and other post-retirement benefit losses of $83.8 million, 5) acquisition-related costs of $4.5 million, 6) environmental remediation costs of $1.8 million and 7) employee separation and plant phaseout costs of $1.0 million.
[6]	Included for the third quarter 2011 are: 1) gains related to reimbursements of previously incurred environmental remediation costs of $1.3 million, 2) environmental remediation costs of $4.8 million and 3) employee separation and plant phaseout costs of $1.1 million.
[7]	Included for the second quarter 2011 are: 1) royalty income of $1.3 million and 2) environmental remediation costs of $1.6 million.
[8]	Included for the first quarter 2011 are: 1) gains of $128.2 million from the sale of our equity interest in SunBelt, 2) gains related to reimbursements of previously incurred environmental remediation costs of $1.9 million, 3) environmental remediation costs of $1.5 million and 4) acquisition-related costs of $1.0 million.

Weighted-Average Shares Used In Computing Earnings Per Share (Schedule Of Weighted-Average Shares Used In Computing Earnings Per Share) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted-average shares - basic:	89.1	92.2	93.1
Plus dilutive impact of stock options and stock awards	0.7	2.1	2.9
Weighted-average shares - diluted:	89.8	94.3	96

Common Share Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 23, 2012	Oct. 11, 2011	Aug. 31, 2008
Earnings Per Share [Abstract]
Anti-dilutive effect on computation of diluted earnings per share	1,200,000	500,000	1,000,000
Common shares authorized to be repurchased						10,000,000
Increase in common share repurchase authorization				13,200,000	5,250,000
Remaining shares to be repurchased	20,000,000
Repurchase of common shares, shares	1,200,000	6,000,000
Purchase of common shares for treasury	$ 15.9	$ 73.6	$ 0

Derivative Instruments (Fair Value of Derivative Instruments on Balance Sheet) (Details) (Not Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Foreign currency options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notional	$ 31.2
Foreign currency forwards
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notional	13.8	18.1
Other current assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	0.6
Other current assets | Foreign currency options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	0.6
Other current assets | Foreign currency forwards
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	$ 0	$ 0.1

Derivative Instruments Derivative Instruments (Consolidated Income Statement Impact) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency options | Selling and administrative expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Income	$ (1.4)	$ 0	$ 0
Foreign currency forwards | Other (expense) income, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Income	$ (0.4)	$ (1.8)	$ 3.8

Fair Value (Carrying Amounts And Fair Values of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 210	$ 191.9
Quoted Prices in Active Markets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	210	191.9
Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Foreign currency forwards
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0	0.1
Foreign currency forwards | Quoted Prices in Active Markets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0	0
Foreign currency forwards | Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0	0.1
Foreign currency forwards | Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0	0
Foreign currency options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0.6
Foreign currency options | Quoted Prices in Active Markets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0
Foreign currency options | Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0.6
Foreign currency options | Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	$ 0

Fair Value (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value Disclosures [Abstract]
Debt fair value	$ 741		$ 723.7
Debt carrying value	$ 706.9	[1]	$ 707	[1]

[1]	Book values include unamortized discounts, where applicable.

Financial Information Of Previously Owned Equity Affiliates (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011 SunBelt	Dec. 31, 2012 SunBelt	Dec. 31, 2012 SunBelt	Dec. 31, 2011 SunBelt	Dec. 31, 2010 SunBelt	Nov. 30, 2010 Bayone	Dec. 31, 2010 Bayone
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold						50.00%
Proceeds from sale of equity method investments						$ 132.3					$ 19.3
Aggregate principal amount of senior secured notes						42.7		30.5
Pre-tax gain on sale of equity interest		128.2	23.4	152	42				128.2			16.3
Pre-tax gain associated with estimated earnout of SunBelt	$ 18.1						$ 23		$ 18.1
PolyOne's ownership of SunBelt						50.00%				50.00%	50.00%

Financial Information Of Previously Owned Equity Affiliates Financial Information of Equity Affiliates (Summarized Financial Information) (Details) (SunBelt, USD $)
In Millions, unless otherwise specified	2 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2010
SunBelt
Schedule of Equity Method Investments [Line Items]
Net sales	$ 30.5	$ 157.3
Operating income	12.7	53.9
Partnership income as reported by SunBelt	11.5	46.2
PolyOne's ownership of SunBelt	50.00%	50.00%
Earnings of equity affiliate recorded by PolyOne	$ 5.7	$ 23.1

Selected Quarterly Financial Data (Schedule Of Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Data [Line Items]
Sales	$ 651	[1]	$ 707.7	[2]	$ 756.6	[3]	$ 745.5	[4]	$ 609.2	[5]	$ 694	[6]	$ 723.4	[7]	$ 682.8	[8]	$ 2,860.8	$ 2,709.4	$ 2,506.2
Gross margin	119.7	[1]	135.1	[2]	144	[3]	132.3	[4]	89.7	[5]	103.9	[6]	120.2	[7]	115.5	[8]	531.1	429.3	410.1
Operating (loss) income	13.3	[1]	43.5	[2]	43.3	[3]	37.4	[4]	(46.2)	[5]	33.4	[6]	42.4	[7]	173.4	[8]	137.5	203	159.2
Net income																	71.8	172.6	162.6
Net income attributable to PolyOne shareholders																	71.9	172.6	162.6
Net income per common share attributable to PolyOne common shareholders:
Basic net income (in dollars per share)																	$ 0.81	$ 1.87	$ 1.75
Diluted net income (in dollars per share)																	$ 0.8	$ 1.84	$ 1.69
Pre-tax gain associated with estimated earnout of SunBelt									18.1
Remeasurement Gain Loss Net On Pension Plans	42								83.8									83.8	(9.6)
Environmental remediation expense	3.1		5.2		2.9		1.6		1.8		4.8		1.6		1.5
Gain (Loss) on Sale of Equity Investments															128.2		23.4	152	42
Acquisition related costs	2								4.5						1
Commitment fees	1.3																1.3
Tax benefits associated with O���Sullivan Engineered Films									29.5								0	29.5	0
Reversal of valuation allowances									8.9									8.9
Insurance reimbursements											1.3				1.9
Royalty income													1.3
SunBelt
Net income per common share attributable to PolyOne common shareholders:
Pre-tax gain associated with estimated earnout of SunBelt	23																	18.1
Gain (Loss) on Sale of Equity Investments																		128.2
Plant Closure and Reductions in Force
Net income per common share attributable to PolyOne common shareholders:
Restructuring charges	1		1.3		8.7				1		1.1
ColorMatrix
Net income per common share attributable to PolyOne common shareholders:
Expense of fair market value of inventory of ColorMatrix					$ 5.4

[1]	Included for the fourth quarter 2012 are: 1) gains from the SunBelt earn-out of $23.0 million, 2) mark-to-market pension and other post-retirement benefit losses of $42.0 million, 3) environmental remediation costs of $3.1 million, 4) acquisition-related costs of $2.0 million, 5) bridge loan commitment fees of $1.3 million and 6) employee separation and plant phaseout costs of $1.0 million.
[2]	Included for the third quarter 2012 are: 1) $5.2 million in environmental remediation costs and 2) $1.3 million in employee separation and plant phaseout costs.
[3]	Included for the second quarter 2012 are:1) $8.7 million in employee separation and plant phaseout costs and 2) environmental remediation costs of $2.9 million.
[4]	Included for the first quarter 2012 are: 1) $5.4 million related to expensing the fair market value of acquired ColorMatrix inventory and 2) environmental remediation costs of $1.6 million.
[5]	Included for the fourth quarter 2011 are: 1) gains from the SunBelt earn-out of $18.1 million, 2) a tax benefit of $29.5 million related to our investment in O���Sullivan Engineered Films, 3) a tax benefit of $8.9 million primarily associated with the reversal of valuation allowances, 4) mark-to-market pension and other post-retirement benefit losses of $83.8 million, 5) acquisition-related costs of $4.5 million, 6) environmental remediation costs of $1.8 million and 7) employee separation and plant phaseout costs of $1.0 million.
[6]	Included for the third quarter 2011 are: 1) gains related to reimbursements of previously incurred environmental remediation costs of $1.3 million, 2) environmental remediation costs of $4.8 million and 3) employee separation and plant phaseout costs of $1.1 million.
[7]	Included for the second quarter 2011 are: 1) royalty income of $1.3 million and 2) environmental remediation costs of $1.6 million.
[8]	Included for the first quarter 2011 are: 1) gains of $128.2 million from the sale of our equity interest in SunBelt, 2) gains related to reimbursements of previously incurred environmental remediation costs of $1.9 million, 3) environmental remediation costs of $1.5 million and 4) acquisition-related costs of $1.0 million.